UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2003

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

TAX-FREE FUNDS

Annual Report October 31, 2003

R
SCHOO
INTERSTATE

High current income potential

from portfolios that invest primarily

in municipal securities.

Goldman Sachs Asset Management

Goldman Sachs Funds T A X — F R E E F U N D S Annual Report October 31, 2003
High current income potential from portfolios that invest primarily in municipal securities.

Goldman Sachs Tax-Free Funds
GOLDMAN SACHS SHORT DURATION TAX-FREE FUND GOLDMAN SACHS MUNICIPAL INCOME FUND GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
NOT FDIC-INSURED May Lose Value No Bank Guarantee

G O L D M A N S A C H S TA X — F R E E F U N D S
What Distinguishes Goldman Sachs’ Fixed Income Investing Process?
At Goldman Sachs Asset Management (GSAM), the goal of our fixed income investment process is to provide consistent, strong performance by actively managing our portfolios within a research-intensive, risk-managed framework.
A key element of our fixed income investment philosophy is to evaluate the broadest global opportunity set to capture relative value across sectors and instruments. Our globally integrated investment process involves managing dynamically along the risk/return spectrum, as we continue to develop value-added strategies through:
1 R I G O R O U S S E C U R I T Y S E L E C T I O N
Assess relative value among sectors (such as mortgages and corporates) and sub-sectors Leverage the vast resources of Goldman Sachs in selecting securities for each portfolio 2 P R E C I S E P O R T F O L I O C O N S T R U C T I O N
Team approach to decision making
Manage risk by avoiding significant sector and interest rate bets
Careful management of yield curve strategies — while closely managing portfolio duration R E S U LT
Fixed Income portfolios that:
Include domestic and global investment options, tax-free income opportunities, and access to areas of specialization such as high yield
Capitalize on GSAM’s industry renowned credit research capabilities
Use a risk-managed framework to seek total return, recognizing the importance of investors’ capital accumulation goals as well as their need for income

P O R T F O L I O R E S U LT S
Short Duration Tax-Free Fund Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Short Duration Tax-Free Fund during the one-
year reporting period that ended October 31, 2003. Performance Review
Over the one-year period that ended October 31, 2003, the Fund’s A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 2.62%, 2.01%,
1.86%, 2.93%, and 2.62%, respectively. These returns compare to the 2.86% cumulative total return of the Fund’s benchmark, the Lehman Brothers 1-3 Year Municipal Bond Index.
During the reporting period, the Fund had exposure to securities that had maturities that were longer than the Index. These holdings detracted from performance, as the overall yield curve became steeper during 2003. In addition, the Fund’s credit quality, which was generally higher than the Index, detracted from performance, as the lower-rated segment of the municipal market outperformed. Conversely, the Fund’s return relative to the Index was enhanced by duration management and the Fund’s significant relative underweight in California bonds versus the benchmark. Budget deficits and political turmoil at the state level have led to continued underperformance in the California market. We continue to monitor the situation closely as we await the right opportunity to increase the Fund’s exposure to the market.
Municipal Market Performance
There was a record issuance of municipal bonds during the reporting period. Low interest rates triggered a significant increase in new supply from issuers who were seeking to capitalize on attractive financing levels and refunding opportunities. At the same time, rising supply was generally met with broad-based demand from retail, mutual fund, and property and causality investors. Since mid-summer of 2003, municipals have largely outperformed their taxable fixed income counterparts, as yield ratios have begun to normalize. Elevated volatility was an additional dynamic over the previous 12 months, as fixed income investors addressed an array of market-moving events. These included geopolitical turmoil, conflicting economic signals, and Federal Reserve Board policy. These issues created periods of a flight to quality, which benefited insured AAA rated securities. In addition, lower tier investment-grade and high yield municipal securities benefited from improving economic signals and investor demand for higher yielding tax-exempt investments.
Investment Objective
The Fund seeks a high level of current income, consistent with relatively low volatility of principal that is exempt from regular federal income tax.

P O R T F O L I O R E S U LT S Portfolio Composition
The Fund maintained an overall credit quality in the AAA-/AA+ range and its duration was between 1.9 and 2.7 years during the reporting period. The largest sector allocations in the Fund were in the General Obligation, Electric, and Primary Health Care sectors. The Fund is nationally diversified, with the top five states being New York, Texas, California, Virginia, and Pennsylvania. Additionally, the Fund had no exposure to securities subject to the alternative minimum tax during the reporting period.
Portfolio Highlights
We continue to favor a “modified barbell” maturity distribution for the Fund, particularly given the persistent steepness of the municipal yield curve. We believe that the maturity barbell is the most appropriate strategy to optimize current market opportunities.
We thank you for your investment and look forward to your continued confidence.
Goldman Sachs U.S. Fixed Income—Municipal Investment Management Team
November 10, 2003

F U N D B A S I C S
Short Duration Tax-Free Fund as of October 31, 2003
P E R F O R M A N C E R E V I E W 30-Day Lehman November 1, 2002– Fund Total Return 30-Day Taxable Standardized 1–3 Year Muni Assets Under Management October 31, 2003 (based on NAV)1Equivalent Yield2 Yield3 Bond Index4 Class A 2.62% 2.49% 1.62% 2.86% $680.4 Million Class B 2.01 1.63 1.06 2.86 Class C 1.86 1.40 0.91 2.86 Institutional 2.93 3.15 2.05 2.86 Service 2.62 2.40 1.56 2.86
1 The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding.The Fund’s performance assumes the reinvestment of dividends and other distributions.The Fund’s performance N A S D A Q S Y M B O L S does not reflect the deduction of any applicable sales charges. 2 The Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2003 federal income tax rate of 35%.The current rate was reduced from 38.6% effective January 1,2003. Class A Shares 3 The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period.This number GSDTX is then annualized.This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. 4 The Lehman Brothers 1-3 Year Municipal Bond Index,an unmanaged index,represents investment grade municipal bonds with maturities greater than one year and less than 4 years, and does not reflect any deduction for fees, expenses or taxes.
Class B Shares S T A N D A R D I Z E D T O T A L R E T U R N S 5
GSDBX For the period ended 9/30/03Class A Class B Class C Institutional Service One Year 0.29% -0.33% 0.53% 2.62% 2.21% Five Years 3.42 3.21 3.07 4.24 3.75 Class C Shares Ten Years N/A N/A N/A 4.22 N/A Since Inception 3.92 3.60 3.31 4.43 4.10 GSTCX (5/1/97) (5/1/97) (8/15/97) (10/1/92) (9/20/94)
5 The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end.They assume reinvestment of all distributions at net asset value.These returns reflect a maximum initial sales charge of 2% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (2% maximum declining to 0% after three years) and the assumed Institutional Shares contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase).Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. Total return figures in the above charts represent past performance and do not indicate future results, which will vary.The investment GSDUX return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.Performance reflects expense limitations in effect.In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Service Shares P O R T F O L I O C O M P O S I T I O N A S O F 1 0 / 3 1 / 0 3 6
Sector Allocation GSFSX General Obligations 27.9% Insured General Obligations 8.4% Insured Revenue Bonds 22.5 Variable Rate Demand Notes 3.2 Revenue Bonds 22.1 Escrow to Maturity 3.1 Pre-refunded 11.7 Cash 1.2
Credit Allocation* (%): AAA 63.9 AA 24.4 A 6.7 BBB 5.0 BB 0.1
6 The Fund is actively managed and, as such, its composition may differ over time.Figures represent a percentage of total portfolio investments that have settled and include an offset to cash equivalents relating to all unsettled trades and, therefore, may not sum to 100%. *Note: Reflects NRSRO (nationally recognized statistical rating organization) rating or internal rating if not rated. P O R T F O L I O R E S U LT S

Municipal Income Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Municipal Income Fund during the one-year reporting period that ended October 31, 2003.
Performance Review
Over the one-year period that ended October 31, 2003, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 5.10%, 4.32%, 4.25%, 5.45%, and 4.97%, respectively. These returns compare to the 5.11% cumulative total return of the Fund’s benchmark, the Lehman Brothers Aggregate Municipal Bond Index.
During the reporting period, the Fund maintained a modest overweight in two sectors that detracted from performance. Airline-backed debt underperformed the general market over much of the period, as the industry struggled with a slowing economy and rising fuel costs. The Tobacco-backed sector also struggled, due to several damaging legal rulings. However, by the end of the reporting period, both sectors began to show improvement. The Airline sector rebounded due to an improvement in traffic and expense reduction efforts, while Tobacco bonds rallied after several victories on the litigation front. Two sectors that had a positive impact on performance were the Health Care and Utility sectors. Improvements in the competitive landscape of both sectors caused them to outperform the general market over the reporting period.
Municipal Market Performance
There was a record issuance of municipal bonds during the reporting period. Low interest rates triggered a significant increase in new supply from issuers who were seeking to capitalize on attractive financing levels and refunding opportunities. At the same time, rising supply was generally met with broad-based demand from retail, mutual fund, and property and casualty investors. Since mid-summer of 2003, municipals have largely outperformed their taxable fixed income counterparts, as yield ratios have begun to normalize. Elevated volatility was an additional dynamic over the previous 12 months, as fixed income investors addressed an array of market-moving events. These included geopolitical turmoil, conflicting economic signals, and Federal Reserve Board policy. These issues created periods of a flight to quality, which benefited insured AAA rated securities. In addition, lower tier investment-grade and high yield municipal securities benefited from improving economic signals and investor demand for higher yielding tax-exempt investments.
Investment Objective
The Fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

P O R T F O L I O R E S U LT S
Portfolio Composition
The Fund maintained an overall credit quality of AA and its duration was between 7.0 and 8.3 years during the reporting period. The largest sector allocations in the Fund were in Electric and primary/acute care Hospitals. While the Fund strategically maintains a high average credit quality, we continually identify and pursue select opportunities to enhance yield and lower portfolio volatility. Accordingly, the Fund held a 19% weighting in BBB rated securities at the end of the reporting period. The Fund is nationally diversified, with the top five states being Illinois, Texas, California, Washington, and New York.
Portfolio Highlights
The Fund’s overweight to A rated and BBB rated credit positively contributed to performance, though periods of geopolitical turmoil led to powerful flights to quality as well. In addition to credit, term structure was a key driver of relative performance. During the period, we favored a “modified barbell” maturity distribution for the Fund, particularly given the persistent steepness of the municipal yield curve. We believe that the maturity barbell is the most appropriate term structure to optimize current market opportunities.
We thank you for your investment and look forward to your continued confidence.
Goldman Sachs U.S. Fixed Income—Municipal Investment Management Team
November 10, 2003

F U ND B A S I C S
Municipal Income Fund
as of October 31, 2003
P E R F O R M A N C E R E V I E W
November 1, 2002– Fund Total Return 30-Day Taxable 30-Day Lehman Aggregate October 31, 2003 (based on NAV)1 Equivalent Yield2 Standardized Yield3 Municipal Bond Index4 Assets Under Management Class A 5.10% 5.78% 3.76% 5.11% Class B 4.32 4.91 3.19 5.11 $238.6 Million Class C 4.25 4.91 3.19 5.11 Institutional 5.45 6.68 4.34 5.11 Service 4.97 N/A N/A 5.11
1 The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding.The Fund’s performance assumes the reinvestment of dividends and other distributions.The Fund’s performance does not reflect the deduction of any applicable sales charges. N A S D A Q S Y M B O L S 2 The Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2003 federal income tax rate of 35%.The current rate was reduced from 38.6% effective January 1,2003. 3 The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities Class A Shares industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period.This number is then annualized.This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. GSMIX 4 The Lehman Brothers Aggregate Municipal Bond Index is an unmanaged broad-based total return index composed of approximately 8,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year.The Index figures do not reflect any deduction for fees, expenses or taxes.
Class B Shares
S T A N D A R D I Z E D T O T A L R E T U R N S 5 GSMBX For the period ended 9/30/03 Class A Class B Class C Institutional Service One Year -1.28% -2.52% 1.59% 3.80% 3.33% Five Years 3.61 3.36 3.79 4.98 4.56 Class C Shares Ten Years 4.92 N/A N/A N/A 5.39 Since Inception 5.14 5.25 4.57 5.75 5.60 (7/20/93) (5/1/96) (8/15/97) (8/15/97) (7/20/93)6 GSMUX
5 The Standardized Total
Returns are average annual total returns as of the most recent calendar quarter-end.They assume reinvestment of all distributions at net asset value.These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase).Because Institutional and Service Institutional Shares
Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. 6 Performance data for Service Shares prior to 8/15/97 (commencement of operations) is that of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges).Performance of Class GSMTX A Shares in the Fund reflects the expenses applicable to the Fund’s Class A Shares.The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares. Total return figures in the above charts represent past performance and do not indicate future results, which will vary.The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or Service Shares less than their original cost.Performance reflects expense limitations in effect.In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
GSMEX P O R T F O L I O C O M P O S I T I O N A S O F 1 0 / 3 1 / 0 3 7
Sector Allocation
Revenue Bonds 44.9% Variable Rate Demand Notes 4.3% Insured Revenue Bonds 30.1 Pre-Refunded 4.0 Insured General Obligations 10.2 Escrow to Maturity 3.2 General Obligations 5.3 Cash -1.9†
Credit Allocation* (%): AAA 50.7 AA 11.7 A 16.8 BBB 19.4 BB 1.0 B 0.4 Below B 0.2
7 The Fund is actively managed and, as such, its composition may differ over time.Figures represent a percentage of total portfolio investments that have settled and include an offset to cash equivalents relating to all unsettled trades and, therefore, may not sum to 100%. * Note: Reflects NRSRO (nationally recognized statistical rating organization) rating or internal rating if not rated. † Negative cash figure indicates unsettled trades as of 10/31/03.

P O R T F O L I O R E S U LT S
High Yield Municipal Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs High Yield Municipal Fund during the one-
year reporting period that ended October 31, 2003.
Performance Review
Over the one-year period that ended October 31, 2003, the Fund’s Class A, B, C, and
Institutional Shares generated cumulative total returns, without sales charges, of 8.59%, 7.78%, 7.78%, and 9.02%, respectively. These returns compare to the 15.42% and 5.11% cumulative total returns of the Fund’s benchmarks, the Lehman Brothers High Yield Municipal Bond Index and the Lehman Brothers Aggregate Municipal Bond Index, respectively.
The Fund’s performance over the year requires explanation, as a large deviation has developed between its two benchmarks. The main difference between the returns can be explained by the performance of the Airline sector. Before the terrorist attacks on September 11, 2001, most of the major airline companies were investment grade and therefore resided in the Lehman Brothers Aggregate Municipal Bond Index. At
that time, the Airline sector represented roughly 0.5% of that Index. However, post September 11, most airlines were downgraded below investment grade level and were moved to the Lehman Brothers High Yield Municipal Bond Index. In doing so, the Airline sector now constitutes approximately 16% of that Index. Over the reporting period, most airline bonds significantly rose in value from their depressed prices. Given the volatility in the Airline sector, we did not feel it was prudent to match the airline weighting in the Lehman Brothers High Yield Municipal Bond Index.
When analyzing the Fund’s performance, we believe it is also instructive to look at the performance of the Lipper High Yield Municipal Fund Average, which returned 6.28% over the one-year period ended October 31, 2003. The Fund’s outperformance of the Lipper average was due to strong sector and individual security selection. The Lipper High Yield Municipal Fund Average reflects the total return performance of all high yield municipal debt funds tracked by Lipper Inc., a mutual-fund research firm. Returns shown are net of expenses but do not reflect sales charges for the underlying funds. High Yield Municipal Debt Funds invest at least 50% of assets in lower-rated municipal debt issues.
Municipal Market Performance
There was a record issuance of municipal bonds during the reporting period. Low interest rates triggered a significant increase in new supply from issuers who were seeking to capitalize on attractive financing levels and refunding opportunities. At the same time, rising supply was generally met with broad-based demand from retail, mutual fund, and property and causality investors. Since mid-summer of 2003, municipals have largely outperformed their taxable fixed income counterparts, as yield ratios have begun to normalize. Elevated volatility was an additional dynamic over the previous 12 months, as fixed income investors addressed an array of market-moving events. These included geopolitical turmoil, conflicting economic signals, and Federal Reserve Board policy. These issues created periods of a flight to quality, which benefited insured AAA rated securities. In addition, lower tier investment grade and high yield municipal securities benefited from improving economic signals and investor demand for higher yielding tax-exempt investments.

P O R T F O L I O R E S U
Investment Objective
The Fund seeks a high level of current income that is exempt from regular federal income tax and may also consider the potential for capital appreciation.
Portfolio Composition
During the reporting period, the Fund maintained an overall credit quality of BBB and its duration was between 7.4 and 9.0 years. While the Fund’s Airline weighting was less than that in the Lehman Brothers High Yield Municipal Bond Index, we increased its exposure to this sector during the period. With improving travel patterns and operational efficiencies, we believed that the Airline sector increasingly offered solid value from both a credit and a spread perspective. We also saw opportunities with primary/acute care Hospitals and Electric Utilities, as they continue to repair balance sheets and reduce leverage. Land Secured/Assessment securities continue to deliver solid income and low volatility as well. Accordingly, the Fund’s largest absolute sector allocations were in Special Assessment, Electric, Health Care, and Airlines. The Fund is broadly diversified with over 400 securities spanning the entire breadth of issuer, sector, and geographic dispersion.
Portfolio Highlights
As explained above, the Fund’s relative performance versus its two benchmarks highlights the significant influence of Airline-related bonds. In previous reporting periods, the Fund’s outperformance versus the Lehman Brothers High Yield Municipal Bond Index was largely attributed to an underweight in the Airline segment, as carriers addressed potential insolvency. During the most recent reporting period, the rapid recovery of tax-exempt airline bonds (up 68% over the last seven months ended October 31, 2003), combined with their large weighting within the Lehman Brothers High Yield Municipal Bond Index, made for challenging performance comparisons versus that Index. Given our focus on producing superior risk adjusted returns, we are comfortable with the Fund’s weighting during the reporting period. The Fund experienced positive relative returns versus the Lehman Brothers Aggregate Municipal Bond Index for all share classes.
We thank you for your investment and look forward to your continued confidence.
Goldman Sachs U.S. Fixed Income—Municipal Investment Management Team
November 10, 2003

F U N D B A S I C S
High Yield Municipal Fund
as of October 31, 2003
P E R F O R M A N C E R E V I E W
Lehman Fund 30-Day 30-Day Lehman High Aggregate Assets Under Management November 1, 2002– Total Return Taxable Standardized Yield Municipal Municipal October 31, 2003 (based on NAV)1 Equivalent Yield2 Yield3 Bond Index4 Bond Index5
$1.9 Billion Class A 8.59% 7.55% 4.91% 15.42% 5.11% Class B 7.78 6.75 4.39 15.42 5.11 Class C 7.78 6.75 4.39 15.42 5.11 Institutional 9.02 8.52 5.54 15.42 5.11
1 The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding.The Fund’s performance assumes the reinvestment of dividends and other distributions.The Fund’s performance N A S D A Q S Y M B O L S does not reflect the deduction of any applicable sales charges. 2 The Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2003 federal income tax rate of 35%.The current rate was reduced from 38.6% effective January 1,2003. Class A Shares
3 The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period.This number is then annualized.This yield does not necessarily GHYAX reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. 4 The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year.The Index does not include any deduction for fees, expenses or taxes. Class B Shares 5 The Lehman Brothers Aggregate Municipal Bond Index is an unmanaged broad-based total return index composed of approximately 8,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year.The Index does not reflect any deduction for fees, expenses or taxes.
GHYBX
S T A N D A R D I Z E D T O T A L R E T U R N S 6 Class C Shares For the period ended 9/30/03 Class A Class B Class CInstitutional One Year 0.84% -0.43% 3.75% 6.01% GHYCX Since Inception 6.24 5.97 6.84 8.07 (4/3/00)
6 The
Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end.They assume Institutional Shares reinvestment of all distributions at net asset value.These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase).Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. GHYIX Total return figures in the above charts represent past performance and do not indicate future results, which will vary.The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.Performance reflects expense limitations in effect.In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
P O R T F O L I O C O M P O S I T I O N A S O F 1 0 / 3 1 / 0 3 7
Sector Allocation
Revenue Bonds 85.5% Insured General Obligations 2.6% Insured Revenue Bonds 5.2 Pre-Refunded 0.9 Variable Rate Demand Notes 3.7 Escrow to Maturity 0.5 General Obligations 3.5 Cash -1.9†
Credit Allocation* (%): AAA 13.4 AA 2.1 A 10.4 BBB 16.6 BB 41.8 B 13.4 Below B 2.2
7 The Fund is actively managed and, as such, its composition may differ over time.Figures represent a percentage of total portfolio investments that have settled and include an offset to cash equivalents relating to all unsettled trades and, therefore, may not sum to 100%. * Note: Reflects NRSRO (nationally recognized statistical rating organization) rating or internal rating if not rated. † Negative cash figure indicates unsettled trades as of 10/31/03.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Performance Summary
October 31, 2003

The following graph shows the value as of October 31, 2003, of a $10,000 investment made on October 1, 1992 (commencement of operations) in the Institutional Shares of the Goldman Sachs Short Duration Tax-Free Fund. For comparative purposes, the performance of the Fund’s benchmark, the Lehman Brothers 1-3 Year Municipal Bond Index (“Lehman 1-3 Year Muni Bond Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of fund shares. Performance of Class A, Class B, Class C and Service Shares will vary from the Institutional Shares due to differences in fees and loads. In addition to the investment adviser’s decision regarding issuer/industry investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a portfolio.

Short Duration Tax-Free Fund’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested October 1, 1992 to October 31, 2003.

Average Annual Total Return Through October 31, 2003	Since Inception	Ten Years	Five Years	One Year

Class A (commenced May 1, 1997)
Excluding sales charges	4.12%	n/a	3.68%	2.62%
Including sales charges	3.80%	n/a	3.26%	0.58%

Class B (commenced May 1, 1997)
Excluding contingent deferred sales charges	3.49%	n/a	3.07%	2.01%
Including contingent deferred sales charges	3.49%	n/a	3.07%	-0.01%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	3.19%	n/a	2.93%	1.86%
Including contingent deferred sales charges	3.19%	n/a	2.93%	0.85%

Institutional Class (commenced October 1, 1992)	4.36%	4.17%	4.10%	2.93%

Service Class (commenced September 20, 1994)	4.02%	n/a	3.59%	2.62%

(a)	The Fund’s benchmark, the Lehman Brothers 1-3 Year Municipal Bond Index, commenced on July 31, 1993. Because the new benchmark did not exist from October 1, 1992 (commencement of operations of the Fund) to July 31, 1993, the performance of the new benchmark during this period is represented by the performance of the Fund’s original benchmark, the Lehman Three-Year Municipal Bond Index.

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments
October 31, 2003

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – 93.4%

Alabama – 1.2%
Alabama 21st Century Authority RB for Tobacco Settlement Revenue Series 2001 (A-/A1)
$2,135,000	5.25%	12/01/2005	$2,208,124
Birmingham Jefferson Alabama Civic Center Authority Special Tax Refunding Series 2002 A (FSA) (AAA/Aaa)
3,000,000	5.25	01/01/2007	3,291,810
Huntsville Alabama GO Warrants Series 1995 A (AA/Aa2)
1,635,000	6.25	02/01/2006	1,744,708
Mobile County Alabama GO Bonds Refunding Warrants Series 2002 (MBIA) (AAA/Aaa)
1,000,000	4.00	02/01/2004	1,007,170

			$8,251,812

Alaska – 0.2%
North Slope Boro Alaska GO for Capital Appreciation Series 2003 A (MBIA) (AAA/Aaa)@
$1,200,000	0.00%	06/30/2005	$1,170,336

Arizona – 1.8%
Arizona State Transportation Board Excise Tax RB for Maricopa County Regional Area Road Fund Series 2001 (AA/Aa2)
$2,000,000	5.00%	07/01/2005	$2,122,140
Arizona State Transportation Board RB GANS Series 2001 (MBIA) (AAA/Aaa)
1,950,000	5.25	01/01/2006	2,099,741
Maricopa County Arizona Community College District GO Bonds Project 1994 Series C (AA/Aaa)
3,235,000	5.25	07/01/2005	3,447,960
Phoenix Arizona Civic Improvement Corp. Water System RB Junior Lien Series 1996 (AA/Aaa)^
2,150,000	5.90	07/01/2006	2,392,348
Salt River Agricultural Improvement & Power District Electric System RB for Salt River Project Series A (AA/Aa2)
2,000,000	5.25	01/01/2006	2,154,460

			$12,216,649

Arkansas – 0.1%
Arkansas State Development Finance Authority Hospital RB for Washington Regional Medical Center Series 2000 (BBB-/Baa3)
$510,000	6.10%	02/01/2004	$513,249

California – 6.5%
California State Department Water Resources Power Supply RB Series 2002 A (BBB+/A3)
$5,000,000	5.50%	05/01/2005	$5,265,250
California State GO Bonds Series 1992 Prerefunded (FGIC) (AAA/Aaa)^
615,000	8.00	11/01/2003	615,000
California State RANS Warrants Series 2003 A (SP-1/MIG1)
20,000,000	2.00	06/16/2004	20,067,200
California State RANS Warrants Series 2003 B (SP-1/MIG1)
5,000,000	2.00	06/16/2004	5,016,800
Fremont California COPS Refining Project Series 2003 (AMBAC) (SPA – Dexia Credit Local) (AAA/Aaa)~#
4,600,000	1.70	08/01/2005	4,618,124
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (BBB-/Baa1)
2,000,000	5.00	06/01/2010	2,140,680
Los Angeles California Waste Water System RB Series 2003 (FSA) (AAA/Aaa)
3,000,000	5.00	06/01/2007	3,326,250
Santa Clara County California Financing Authority RB Measure B Transportation Improvement Program Series 2003 (A2)
1,550,000	5.00	08/01/2006	1,678,898
Santa Clara County California Financing Authority Special Obligation RB Measure B Transportation Improvement Program Series 2003 (A2)
400,000	5.00	08/01/2005	423,788
Truckee-Donner Public Utility District of California COPS Series A (ACA) (A)
1,000,000	3.50	01/01/2006	1,028,910

			$44,180,900

Colorado – 0.2%
Colorado Department of Transportation RANS Series A (MBIA) (AAA/Aaa)
$1,000,000	5.50%	06/15/2006	$1,097,710

Connecticut – 0.4%
Connecticut State GO Bonds Series 2003 C (AA/Aa3)
$1,000,000	4.00%	05/01/2005	$1,040,590
Connecticut State GO Bonds Unrefunded Balance Series E (AA/Aa3)
2,000,000	4.75	03/15/2007	2,050,880

			$3,091,470

Florida – 2.3%
Escambia County Florida Health Facilities Authority RB Ascension Health Credit Series 2003 A (AA/Aa2)
$1,700,000	2.50%	11/15/2005	$1,726,996
Florida State Board of Education GO Bonds for Public Education Series 1998 B (AA+/Aa2)
2,000,000	6.00	06/01/2006	2,218,200
Jacksonville Florida Sales Tax RB Series 2001 (AMBAC) (AAA/Aaa)
2,805,000	5.00	10/01/2004	2,905,083
Leesburg Florida Hospital RB for Leesburg Regional Medical Center Project Series 2003 A (A/A2)
1,820,000	5.00	07/01/2008	1,928,490
Miami Dade County Florida School Board COPS Series 2003 A (MBIA) (AAA/Aaa)~
6,000,000	5.00	08/01/2008	6,596,640

			$15,375,409

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Georgia – 2.4%
Atlanta Georgia GO Bonds Series 1994 A (AA-/Aa3)^
$1,000,000	6.13%	12/01/2004	$1,073,960
Atlanta Georgia RB for Airport and Marina Improvements Series 2000 A (FGIC) (AAA/Aaa)^
2,500,000	5.50	01/01/2010	2,881,800
Atlanta Georgia Refunding RB for Airport and Marina Improvements Series 2003 A (MBIA) (AAA/Aaa)
1,500,000	4.50	01/01/2005	1,557,150
Bartow County Georgia GO Bonds Sales Tax Series 2003 (MBIA) (AAA/Aaa)
4,000,000	5.00	02/01/2006	4,293,240
Gwinnett County Georgia School District GO Bonds Refunding Series 2002 (AA+/Aaa)
1,835,000	4.50	02/01/2006	1,950,275
Hall County Georgia School District GO Bonds Series 1994 (AMBAC) (AAA/Aaa)^
1,500,000	6.70	12/01/2004	1,620,120
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Series 2001 (AA-/A1)
3,000,000	5.00	07/01/2004	3,075,780

			$16,452,325

Idaho – 0.4%
Boise-Kuna Idaho Irrigation District (AMBAC) (AAA/Aaa)
$2,750,000	5.00%	07/01/2006	$2,982,348

Illinois – 4.2%
Chicago Illinois Park District Harbour Facilities RB for Airport and Marina Improvements Series 2000 (XLCA) (AAA/Aaa)^
$4,610,000	5.65%	01/01/2011	$5,309,198
Chicago Illinois Tax Increment RB for Central Loop Redevelopment Series 2000 A (ACA) (A)
1,000,000	6.50	12/01/2006	1,113,790
Chicago Illinois Transit Authority RB Capital Grantor Receipts Series 2003 A (AMBAC) (AAA/Aaa)
5,000,000	4.00	06/01/2005	5,079,550
Illinois Development Finance Authority RB for Revolving Fund Master Trust Series 2002 (Aaa)
2,500,000	5.00	03/01/2007	2,733,925
Illinois Educational Facilities Authority RB for Loyola University Chicago Series 1991 A (ETM) (AAA)
1,500,000	7.00	07/01/2007	1,710,120
Illinois Health Facilities Authority RB for University of Chicago Hospital & Health Series 2003 (MBIA) (AAA/Aaa)
1,400,000	4.00	08/15/2005	1,463,420
1,325,000	5.00	08/15/2006	1,436,711
Illinois State GO Bonds First Series 2002 (MBIA) (AAA/Aaa)
2,000,000	5.00	07/01/2005	2,121,120
Illinois State GO Bonds Refunding First Series 2002 (MBIA) (AAA/Aaa)
3,000,000	5.25	08/01/2010	3,375,360
Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax RB for McCormick Place Expansion Series 2002 A (MBIA) (AAA/Aaa)
2,875,000	5.25	06/15/2010	3,227,274
Metropolitan Pier and Exposition Authority Hospitality Facilities RB for McCormick Place Series 1996 (ETM) (AAA/Aaa)
730,000	5.75	07/01/2006	775,413

			$28,345,881

Indiana – 1.8%
Indiana Bond Bank RB Common School Fund Advance Purchase Funding Series 2001 (AMBAC) (AAA/Aaa)
$1,750,000	5.00%	02/01/2005	$1,829,730
Indiana Health Facilities Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001 A (BBB-)
500,000	5.50	08/01/2006	514,920
IPS School Building Corp. RB for Indiana First Mortgage Series 1994 (AAA)^
4,750,000	6.10	07/15/2004	5,012,200
Lawrenceburg Indiana PCRB for Indiana Michigan Power Co. Project Series 2003 F (BBB/Baa2)~#
5,000,000	2.63	10/01/2006	4,964,650

			$12,321,500

Kentucky – 0.6%
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)§
$1,775,000	0.00/5.25%	10/01/2007	$1,772,426
Kentucky State Property & Building Community RB for Project No. 74 Series 2002 (A+/Aa3)
2,000,000	5.25	02/01/2005	2,097,740

			$3,870,166

Louisiana – 0.6%
Louisiana State GO Bonds Series 1998 A (AMBAC) (AAA/Aaa)
$1,850,000	5.50%	04/15/2005	$1,960,815
Louisiana State GO Bonds Series 1994 A (AMBAC) (AAA/Aaa)^
2,080,000	6.00	05/01/2004	2,172,206

			$4,133,021

Maine – 0.9%
Maine Health & Higher Educational Facilities Authority RB Series 1994 B (FSA) (AAA/Aaa)^
$2,695,000	7.10%	07/01/2004	$2,856,026
Maine State COPS Series 2003 C (AA)
1,235,000	1.75	06/01/2004	1,239,138
1,000,000	3.50	06/01/2007	1,043,710
1,000,000	4.00	06/01/2008	1,058,280

			$6,197,154

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
October 31, 2003

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Maryland – 3.7%
Anne Arundel County Maryland GO Bonds Series 2003 (AA+/Aa1)
$5,000,000	5.00%	03/01/2006	$5,401,400
Maryland State GO Bonds Capital Improvement State and Local Facilities 1st Series 2003 A (AAA/Aaa)
15,000,000	5.25	03/01/2006	16,282,350
Maryland State GO Bonds State & Local Facilities Loan 2nd Series 2001 (AAA/Aaa)
3,000,000	5.00	07/15/2005	3,191,130

			$24,874,880

Massachusetts – 3.9%
Boston Massachusetts BANS Series 2002 A (SP-1+/MIG1)
$1,000,000	3.50%	02/01/2006	$1,043,630
Framingham Massachusetts GO BANS (MIG1)
2,500,000	2.50	03/01/2005	2,543,150
Massachusetts State GO Bonds Consumer Loan Series 1996 A (MBIA) (AAA/Aaa)^
2,000,000	5.13	01/01/2006	2,170,300
Massachusetts State GO Bonds Refunding Series 2003 C (XLCA) (AAA/Aaa)
16,310,000	5.00	12/01/2006	17,847,544
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
2,000,000	5.25	07/01/2009	2,227,480
Massachusetts State Health & Educational Facilities Authority RB for Partners Healthcare Series 2003 E (AA-/Aa3)
700,000	3.00	07/01/2005	716,751

			$26,548,855

Michigan – 2.0%
Detroit Michigan Series 1995 (FGIC) (AAA/Aaa)
$1,500,000	6.25%	04/01/2005	$1,605,240
Holly Michigan Area School District GO Bonds Refunding Series 1995-1999 (FGIC)(Q-SBLF) (AAA/Aaa)^
6,850,000	5.63	05/01/2005	7,361,147
Michigan Municipal Bond Authority RB for Clean Water Revolving Fund Series 1998 (AAA/Aaa)
1,310,000	5.00	10/01/2004	1,356,505
University of Michigan RB Refunding General Series 2003 (AA+/Aaa)
1,500,000	4.00	04/01/2005	1,557,930
Waterford Michigan School District GO Bonds Series 1995 (FGIC) (Q-SBLF) (AAA/Aaa)^
1,900,000	6.10	06/01/2004	1,974,252

			$13,855,074

Minnesota – 3.1%
Dakota County Minnesota GO Bonds Series 2003 A (AA+/Aa1)
1,895,000	5.00	02/01/2007	2,076,124
Minneapolis Minnesota Health Care Systems RB for Fairview Health Services Series 2002 B (MBIA) (AAA/Aaa)
1,430,000	5.13	05/15/2008	1,590,546
Minnesota State GO Bonds Series 1996 (AAA/Aa1)
1,000,000	5.50	05/01/2005	1,062,960
Minnesota State GO Bonds Refunding Series 2003 (AAA/Aa1)
10,000,000	2.00	08/01/2005	10,123,300
6,000,000	4.50	08/01/2006	6,452,580

			$21,305,510

Mississippi – 1.7%
Mississippi State GO Bonds for Public, University & College Improvements Series 1998 (AA/Aaa)^
$5,120,000	5.00%	06/01/2008	$5,716,633
Mississippi State GO Bonds Refunding Series 1978 (ETM) (AAA/Aaa)
5,290,000	6.20	02/01/2008	6,050,332

			$11,766,965

Missouri – 0.2%
Cameron Missouri IDA Health Facilities RB for Cameron Community Hospital Series 2000 (ACA)(A)
$980,000	5.88%	12/01/2006	$1,070,817

Nevada – 4.7%
Carson City Hospital RB for Carson – Tahoe Hospital Project Series 2002 (BBB+)
$1,415,000	5.25%	09/01/2005	$1,456,629
Clark County Airport RB Sub Lien Series 1998 A (MBIA) (AAA/Aaa)
1,250,000	6.00	07/01/2008	1,432,425
Clark County Nevada School District GO Bonds Refunding Series 2003 A (FGIC) (AAA/Aaa)
10,000,000	5.00	06/01/2006	10,842,800
Las Vegas Valley Nevada Water District GO Bonds Refunding Water & Improvement Series 2003 A (FGIC) (AAA/Aaa)
5,000,000	5.00	06/01/2005	5,291,750
Las Vegas Valley Nevada Water District GO Bonds Refunding Series 2003 B (MBIA) (AAA/Aaa)
6,375,000	5.00	06/01/2007	7,028,756
Nevada Department of Business and Industry Capital Appreciation RB for Las Vegas Monorail Series 2000 (AMBAC) (AAA/Aaa)@
800,000	0.00	01/01/2007	738,984
Nevada State GO Bonds Series 1995 C (ETM) (AA/Aa2)
1,475,000	6.50	05/01/2005	1,589,563
Reno Nevada GO Bonds Refunding Capital Improvement Series 2003 (FGIC) (AAA/Aaa)
2,465,000	4.00	04/01/2004	2,495,024
Washoe County Gas and Water Facilities RB for Sierra Pacific Power Co. Series 1987 (AMBAC) (AAA/Aaa)
1,300,000	6.30	12/01/2014	1,323,803

			$32,199,734

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

New Hampshire – 0.2%
New Hampshire Health and Educational Authority Hospital RB for Elliot Hospital Series 2001 (Baa1)~
$700,000	5.25%	10/01/2004	$711,774
New Hampshire Higher Educational and Health Facilities Authority RB for Frisbie Memorial Hospital Series 1993 (A3)
750,000	6.13	10/01/2013	767,985

			$1,479,759

New Jersey – 2.8%
New Jersey Economic Development Authority RB First Mortgage Keswick Pines Project Series 1993 (AAA/Aaa)^
$1,920,000	8.75%	01/01/2004	$1,990,541
New Jersey Economic Development Authority RB for Market Transition Facility Series 2001 A (MBIA) (AAA/Aaa)
2,900,000	5.00	07/01/2005	3,073,652
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2002 (SPA – Merrill Lynch Capital Services) (Baa1)
2,555,000	5.00	07/01/2005	2,685,560
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2002 D (ACA) (A)
335,000	5.00	07/01/2005	352,624
355,000	5.00	07/01/2006	379,449
New Jersey State Transit Corp. RB for Capital GANS Series 2000 B (AMBAC) (AAA/Aaa)
2,000,000	5.50	02/01/2005	2,105,400
New Jersey State Transportation Trust Fund Authority RB for Transportation Systems Series 1995 B (MBIA) (AAA/Aaa)^
2,000,000	5.75	06/15/2005	2,183,300
New Jersey State Turnpike Authority RB Series 2000 A Prerefunded (ETM) (MBIA) (AAA/Aaa)
630,000	5.50	01/01/2007	696,478
New Jersey State Turnpike Authority RB Series 2000 A Unrefunded Balance (MBIA) (AAA/Aaa)
4,520,000	5.50	01/01/2007	4,999,843
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa2)
1,000,000	4.38	06/01/2019	928,550

			$19,395,397

New Mexico – 0.7%
New Mexico State GO Bonds Capital Projects Series 2003 (AA+/Aa1)
$3,350,000	5.00%	03/01/2006	$3,602,188
New Mexico State University RB Refunding & Improvement Series 2003 (FSA) (AAA/Aaa)
1,080,000	5.00	04/01/2008	1,196,305

			$4,798,493

New York – 13.7%
Delhi New York Central School District GO BANS Series 2003 (MIG1)
$4,800,000	1.38%	06/25/2004	$4,807,776
Nassau County GO Bonds Series 1997 A (FGIC) (AAA/Aaa)
900,000	5.00	07/01/2004	923,634
New York City Health & Hospital Corp. RB for Health System Series 2003 A (AMBAC) (AAA/Aaa)
5,000,000	5.00	02/15/2006	5,365,850
New York City IDA Civic Facilities RB for Polytechnical University Project (BB+/Ba1)
200,000	5.10	11/01/2005	204,358
250,000	5.20	11/01/2007	251,070
New York City Municipal Water Finance Authority RB for Water and Sewer Systems Series 1993 B (AA/Aa2)^
1,000,000	5.20	06/15/2004	1,034,010
New York City Municipal Water Finance Authority RB for Water and Sewer Systems Series 1997 B (MBIA) (AAA/Aaa)
10,000,000	5.80	06/15/2029	11,290,500
New York GO Bonds Series 1995 D (A/Aaa)^
1,500,000	6.00	02/15/2005	1,606,365
New York GO Bonds Series 1995 E (ETM) (A2)
1,340,000	6.50	02/15/2004	1,360,248
New York GO Bonds Series 1995 E Unrefunded Balance (A2)
125,000	6.50	02/15/2004	126,871
New York GO Bonds Refunding Series 1996 A (MBIA) (AAA/Aaa)
500,000	6.25	08/01/2008	559,015
New York GO Bonds Refunding Series 2002 C (A/A2)
2,500,000	5.25	08/01/2010	2,738,475
New York State Dormitory Authority Lease RB for Court Facilities Series 2003 A (A/A3)
4,090,000	5.00	05/15/2007	4,436,055
New York State Dormitory Authority RB for City University System Construction 4th Generation Series 2003 A (AA-)
6,350,000	5.00	07/01/2007	6,940,614
New York State Dormitory Authority RB for City University System 5th Generation Series 2003 A (AA-)
1,250,000	5.00	01/01/2006	1,332,250
3,250,000	5.00	01/01/2007	3,522,740
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
250,000	4.00	05/01/2005	258,230
575,000	5.00	05/01/2006	609,764
460,000	5.00	05/01/2007	490,572
New York State Dormitory Authority RB for State University Educational Facilities Series 1997 (AA-/A3)^
9,700,000	5.13	05/15/2008	10,981,661
New York State GO Bonds Refunding Series 1995 C (AA/A2)
2,000,000	6.00	10/01/2004	2,089,160
New York State Power Authority Revenue & General Purpose RB Series 1998 A (AA-/Aa2)
2,000,000	5.50	02/15/2006	2,173,740
New York State Thruway Authority Service Contract RB for Local Highway & Bridge Series 2002 (AA-/A3)
2,000,000	5.00	04/01/2006	2,146,540
New York State Urban Development Corp. RB for Correctional & Youth Facilities Services Series 2003 A (AA-)~
5,750,000	5.25	01/01/2009	6,327,415

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
October 31, 2003

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

New York – (continued)
New York State Urban Development Corp. RB Series 2002 A (AA-)
$1,000,000	5.00%	01/01/2005	$1,042,280
Orange County New York Industrial Development Agency Life Care Community RB for The Glen Arden Income Project Series 1994 (AAA)^
4,000,000	8.88	01/01/2005	4,422,320
Otsego County New York Industrial Development Agency Civic Facilities RB for Hartwick College Project Series 2002 A (Baa3)
585,000	4.25	07/01/2004	593,746
610,000	4.75	07/01/2005	633,216
Tobacco Settlement Financing Corp. RB Asset Backed Series 2003-A-1 (AA-)
5,000,000	5.00	06/01/2008	5,397,950
Triborough Bridge & Tunnel Authority Revenues & General Purpose RB Series 1997 SR (ETM) (AA-/Aa3)
9,265,000	5.00	01/01/2007	9,777,910

			$93,444,335

North Carolina – 3.4%
North Carolina Eastern Municipal Power RB Refunding Series 1996 A (MBIA) (AAA/Aaa)
$2,000,000	6.00%	01/01/2006	$2,190,600
North Carolina Eastern Municipal Power RB Refunding Series 2003 C (BBB/Baa3)
1,190,000	5.00	01/01/2008	1,269,754
North Carolina GO Bonds for Public Improvement Series 2001 A (AAA/Aa1)
1,000,000	4.50	03/01/2004	1,011,410
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/Baa1)
2,000,000	5.00	01/01/2005	2,070,720
North Carolina State GO Bonds for Public Improvement Series 2001 A (AAA/Aa1)
5,725,000	4.50	03/01/2007	6,186,492
North Carolina State GO Bonds Refunding Series 2003 D (AAA/Aa1)
10,000,000	4.00	02/01/2006	10,534,600

			$23,263,576

Ohio – 2.9%
Cleveland Ohio City School District RANS Series 1997 (AMBAC) (AAA/Aaa)
$2,000,000	5.50%	06/01/2006	$2,191,520
Cleveland Ohio Waterworks RB Series 2001 J (AA-/Aa3)
1,750,000	5.00	01/01/2004	1,760,850
Ohio Air Quality Development Authority RB for Ohio Edison Co. Pollution Control Project Series 1999 C (BBB-/Baa2)~
1,000,000	5.80	12/01/2004	1,032,850
Ohio GO Bonds for Higher Educational Capital Facilities Series 2000 A (AA+/Aa1)
2,000,000	5.00	02/01/2004	2,019,060
1,775,000	5.00	02/01/2007	1,942,312
Ohio State Air Quality Development Authority RB for Ohio Edison Project Series 1999 B (BBB)~
3,750,000	2.25	06/01/2005	3,717,900
Ohio State Common Schools GO Bonds Series 2003 (AA+/Aa1)
1,000,000	4.00	06/15/2005	1,041,270
Ohio State GO Bonds for Capital Appreciation Refunding & Improvement Series 2003 E (AA+/Aa1)@
1,000,000	0.00	08/01/2004	990,910
Ohio State Water Development Authority PCRB Refunding Cleveland Electric Series 1998 A (BBB/Baa2)~
3,005,000	3.40	10/01/2004	3,024,442
Ohio State Water Development Authority RB for Refunding Water Development Pure Water (AMBAC) (AAA/Aaa)
1,000,000	5.00	06/01/2006	1,083,220
Ohio Water Development Authority RB for Safe Water Series 1997 (AMBAC) (AAA/Aaa)
1,000,000	5.25	12/01/2004	1,044,110

			$19,848,444

Oklahoma – 0.1%
Grand River Dam Authority RB Series 1993 (BBB+/A2)
$750,000	5.75%	06/01/2006	$819,173

Oregon – 0.5%
Marion County GO Bonds for School District No. 103C Woodburn Series 1995 A (FGIC) (AAA/Aaa)^
$3,100,000	5.65%	11/01/2005	$3,362,632

Pennsylvania – 6.2%
Delaware County IDA PCRB for Peco Energy Co. Project Series 1999 A (BBB+/A3)~
$500,000	5.20%	10/01/2004	$516,065
Delaware River Port Authority Pennsylvania & New Jersey RB Refunding Port District Project Series 2001 A (FSA) (AAA/Aaa)
5,085,000	5.25	01/01/2008	5,680,453
Harrisburg Pennsylvania Authority RB for Pooled Bond Program Series 1996 I (MBIA) (AAA/Aaa)^
3,000,000	5.63	04/01/2006	3,345,330
Lycoming County Authority Hospital RB for Williamsport Hospital Obligation Group Series 1995 (Connie Lee Insurance) (AAA)
2,250,000	6.00	11/15/2005	2,350,800
Montgomery County Pennsylvania Higher Education & Health Authority Hospital RB for Abington Memorial Hospital RMKT-7/15/03 Series 1993 A (AMBAC) (AAA/Aaa)
1,985,000	6.00	06/01/2006	2,194,140
2,105,000	6.00	06/01/2007	2,382,965
2,230,000	6.00	06/01/2008	2,562,404
Pennsylvania GO Bonds First Series 2001 (AA/Aa2)
2,000,000	5.00	01/15/2005	2,090,560
1,000,000	5.00	01/15/2010	1,110,400
Pennsylvania GO Bonds Series 2002 (AA/Aa2)
2,000,000	5.00	02/01/2006	2,148,780

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Pennsylvania – (continued)
Pennsylvania Hills Township GO Bonds Series 1995 (AMBAC) (AAA/Aaa)
$750,000	5.00%	12/01/2006	$801,600
Pennsylvania State GO Bonds First Series 2003 (MBIA) (AAA/Aaa)
5,000,000	5.00	01/01/2005	5,220,250
Pennsylvania State Higher Educational Facilities Authority RB for Widener University Series 2003 (BBB+)
795,000	5.00	07/15/2008	857,328
1,000,000	5.00	07/15/2009	1,077,140
Pennsylvania State Higher Educational Facilities Authority RB Series 2003 X (AMBAC) (Aaa)
2,820,000	5.00	06/15/2006	3,057,388
Pennsylvania State IDA RB for Economic Development Series 1996 (AMBAC) (AAA/Aaa)
4,000,000	6.00	07/01/2007	4,547,560
Philadelphia Water and Wastewater RB Series 1999 (AMBAC) (AAA/Aaa)
750,000	5.00	12/15/2006	823,717
Sayre Health Care Facilities Authority RB for Guthrie Health Issue Series 2002 B (A-)
1,020,000	2.75	12/01/2003	1,021,163
Southern Chester County Health & Higher Education Authority Mortgage RB for Medical Center Project Series 1998^
290,000	5.25	06/01/2004	296,879

			$42,084,922

Puerto Rico – 2.6%
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2003 C (MBIA) (AAA/Aaa)~
$5,000,000	5.00%	07/01/2008	$5,530,450
Puerto Rico Commonwealth GO Bonds Refunding Series 2002 (A-/Baa1)
1,000,000	5.00	07/01/2004	1,024,920
Puerto Rico Commonwealth GO Bonds Series 1993 (MBIA) (AAA/Aaa)
4,000,000	5.50	07/01/2008	4,549,360
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 AA (A/Baa1)
3,000,000	5.00	07/01/2005	3,161,880
Puerto Rico Public Buildings Authority RB GTD for Government Facilities Series 1997 B (MBIA) (AAA/Aaa)
3,000,000	4.55	07/01/2005	3,161,160

			$17,427,770

South Carolina – 1.1%
South Carolina GO Bonds for Capital Improvement Series 2001 B (AAA/Aaa)
$1,000,000	5.50%	04/01/2005	$1,059,740
South Carolina Jobs Economic Development Authority Hospital Facilities RB for Palmetto Health Alliance Refunding Series 2003 A (BBB/Baa2)
265,000	4.00	08/01/2004	267,650
290,000	4.25	08/01/2005	298,175
370,000	4.50	08/01/2006	381,618
South Carolina State GO Bonds for Capital Improvement Series 2003 C (AAA/Aaa)
3,000,000	4.00	01/01/2006	3,154,320
South Carolina State Public Service Authority RB Refunding Series 2002 D (FSA) (AAA/Aaa)
2,000,000	5.00	01/01/2009	2,226,620

			$7,388,123

Tennessee – 0.2%
Johnson City Health and Educational Facilities Board Hospital RB for First Mortgage Mountain States Series 2001 B (Baa2)
$1,175,000	5.25%	07/01/2004	$1,179,042

Texas – 5.7%
Arlington Texas Independent School District GO Bonds for Capital Appreciation Refunding Series 2003 (PSF-GTD) (Aaa)@
$1,500,000	0.00%	02/15/2005	$1,473,495
Austin Texas Utility System Revenue RB Refunding Combination Series 1995 (MBIA) (AAA/Aaa)^
5,000,000	5.60	05/15/2005	5,330,450
Austin Texas Water & Wastewater Systems RB Refunding Series 2002 A (AMBAC) (AAA/Aaa)
2,500,000	5.00	11/15/2004	2,599,625
Fort Worth Texas GO Bonds Refunding Series 2002 A (AA+/Aa1)
5,500,000	4.00	03/01/2004	5,553,075
Fort Worth Texas Water & Sewer Revenue RB for Refunding & Improvement Series 1998 (AA/Aa2)
5,000,000	5.00	02/15/2007	5,461,800
Fort Worth Texas Water & Sewer Revenue RB for Refunding & Improvement Series 2003 (AA/Aa2)
4,000,000	5.00	02/15/2006	4,294,520
Harris County Texas Health Facilities Development Corp. RB for Christus Health Series 1999 A (MBIA) (AAA/Aaa)
3,000,000	5.25	07/01/2007	3,279,810
Houston Texas GO Bonds Refunding Series 1997 A (AA-/Aa3)
2,425,000	5.50	03/01/2004	2,460,041
Odessa Texas Junior College District RB Refunding Series 1995 A (AAA/Aaa)^
2,000,000	8.13	06/01/2005	2,239,780
Sabine River Authority PCRB for TXU Electric Co. Project Series 2001 C (BBB/Baa2)~
1,000,000	4.00	11/01/2003	1,000,000
Sam Rayburn Texas Municipal Power Agency RB Refunding (Radian) (AA/Baa2)
2,000,000	5.00	10/01/2008	2,199,740
San Antonio Electric and Gas RB Refunding Systems Series 2001 (AA+/Aa1)
1,000,000	5.00	02/01/2004	1,009,530

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
October 31, 2003

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Texas – (continued)
Titus County Fresh Water RB for Southwestern Electric Power Co. Series 1991 A (Baa1)
$1,445,000	8.20%	08/01/2011	$1,465,302
Tyler Texas Health Facilities Development Corp. Hospital RB for Mother Frances Hospital Series 2003 (Baa1)
750,000	3.00	07/01/2004	754,650

			$39,121,818

Utah – 1.0%
Utah Building Ownership Authority Lease RB for Capital Appreciation Series 1998 B (FSA) (AAA/Aaa)@
$2,000,000	0.00%	05/15/2005	$1,948,640
Utah County Utah Hospital RB for IHC Health Services Inc. Series 2002 (AA+/Aa2)
1,500,000	5.00	05/15/2005	1,578,990
Utah State GO Bonds Series 2002 A (AAA/Aaa)
3,000,000	5.00	07/01/2005	3,185,250

			$6,712,880

Virginia – 6.0%
Fairfax County Sewer RB Series 1993 (AMBAC) (AAA/Aaa)
$2,110,000	5.45%	11/15/2008	$2,154,837
Fairfax County Virginia GO Bonds Series 2003 B (AAA/Aaa)
7,445,000	3.00	06/01/2007	7,715,998
Loudoun County for Public Improvement Series 2001 C (AA+/Aa1)
1,250,000	5.25	11/01/2006	1,381,863
Loudoun County Virginia GO Bonds for Refunding & Public Improvement Series 2002 A (AA+/Aa1)
1,500,000	5.00	05/01/2004	1,529,490
Peninsula Ports Authority Virginia Coal Term RB Refunding for Dominion Term Association Project Series 2003 (BBB+/Baa1)~
2,750,000	3.30	10/01/2008	2,749,257
Virginia Beach Development Authority Public Facility RB Series 2003 A (AA/Aa3)
6,540,000	5.00	12/01/2010	7,293,408
6,780,000	5.00	12/01/2011	7,511,359
Virginia Beach GO Bonds for Public Improvement Refunding Series 2003 A (AA+/Aa1)
2,500,000	5.50	05/01/2008	2,828,225
Virginia Beach GO Bonds for Public Improvement Refunding Series 2003 B (AA+/Aa1)
2,960,000	5.50	05/01/2008	3,348,618
Virginia College Building Authority Educational Facilities RB for 21st Century College Program Series 1999 (AA+/Aa1)
2,000,000	4.75	02/01/2004	2,018,100
Virginia Commonwealth Transportation Board RANS for Federal Highway Reimbursement Series 2000 (AA+/Aa2)
1,000,000	5.50	10/01/2006	1,107,870
Winchester IDA Educational Facilities RB for First Mortgage Shenandoah University Series 1994 (Radian) (AA)^
1,000,000	6.75	10/01/2004	1,071,700

			$40,710,725

Washington – 1.5%
Clark County Washington School District No. 037 Vancouver GO Bonds Refunding Series 2003 B (Aa1)
$1,790,000	4.00%	06/01/2005	$1,850,198
Washington State Health Care Facilities Authority RB for Multicare Health Systems Series 1998 (MBIA) (Aaa)
2,000,000	5.00	08/15/2005	2,122,300
Washington State Public Power Supply RB Refunding Series 1997 A (AMBAC) (AAA/Aaa)
1,000,000	5.00	07/01/2006	1,081,510
Washington State Public Power Supply System Nuclear Project No. 2 RB Series 1990 C (MBIA-IBC) (AAA/Aaa)@
5,000,000	0.00	07/01/2005	4,873,000

			$9,927,008

West Virginia – 0.3%
West Virginia Higher Education Political Community RB for University Facilities Refunding Series 2003 A (MBIA) (AAA/Aaa)
$1,680,000	5.00%	04/01/2006	$1,810,519

Wisconsin – 1.3%
Badger Power Marketing Authority Inc. Transmission Delivery Facilities RB Series 1993 Prerefunded (ETM) (AMBAC) (AAA/Aaa)
$245,000	5.30%	10/01/2008	$267,964
Badger Power Marketing Authority Inc. Transmission Delivery Facilities RB Series 1993 Unrefunded Balance (AMBAC) (AAA/Aaa)
1,205,000	5.30	10/01/2008	1,313,534
Wisconsin GO Bonds Series 1992 (AA-/Aa3)
1,300,000	6.10	05/01/2004	1,332,188
Wisconsin GO Bonds Series 2000 A (AA-/Aa3)
2,000,000	5.50	05/01/2005	2,119,700
Wisconsin State Health & Educational Facilities Authority RB for Gundersen Lutheran Hospital Series 2003 A (FSA) (AAA/Aaa)
1,000,000	5.00	02/15/2007	1,091,030
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Services Series 2003 A (A/A2)
300,000	3.00	08/15/2004	302,754
500,000	4.00	08/15/2005	517,725
1,555,000	4.00	08/15/2006	1,614,619

			$8,559,514

Wyoming – 0.3%
Platte County PCRB for Basin Electric Power Series 1994 (AMBAC) (AAA/Aaa)
$1,975,000	4.95%	01/01/2006	$2,112,855

TOTAL DEBT OBLIGATIONS
(Cost $630,740,655)			$635,268,750

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Other Municipals – 0.7%

Other Municipals – 0.7%
Municipal Mortgage & Equity LLC for 1999 A Tax-Exempt MF Hsg. Certificates Series 1999 (A-1)~
$5,000,000	4.95%	08/15/2005	$5,095,150

TOTAL OTHER MUNICIPALS
(Cost $5,078,835)			$5,095,150

Short Term Investments – 3.2%

Indiana – 0.1%
Indiana Health Facility Financing Authority Hospital RB VRDN for Clarian Health Obligation Series 2000 B (SPA – JP Morgan Chase & Co.) (A-1+/VMIG1)#
$1,100,000	1.15%	11/03/2003	$1,100,000

Michigan – 0.7%
Michigan State Hospital Finance Authority RB VRDN Refunding for Bon Secours Health Series 2002 B (FSA) (AAA/Aaa)#
$4,600,000	1.15%	11/03/2003	$4,600,000

New York – 0.3%
New York GO Bonds VRDN Subseries 1993 E2 (LOC — JP Morgan Chase & Co.) (A-1+/VMIG1)#
$1,800,000	1.13%	11/03/2003	$1,800,000

North Carolina – 0.3%
North Carolina Medical Care Community Hospital RB VRDN for Caremont Health Subseries 2003 A (MBIA) (AAA/Aaa)#
$1,800,000	1.03%	11/05/2003	$1,800,000

Virginia – 0.2%
Henrico County Virginia Economic Development Authority RB VRDN for Bon Secours Health System Series 2002 B (MBIA) (AAA/Aaa)#
$1,550,000	1.15%	11/03/2003	$1,550,000

Wisconsin – 1.6%
Wisconsin State Health and Educational Facilities Authority RB VRDN for Ministry Health Care Series 1999 A (MBIA) (AAA/Aaa)#
$3,955,000	1.06%	11/05/2003	$3,955,000
Wisconsin State Health and Educational Facilities Authority RB VRDN for Ministry Health Care Series 1999 B (MBIA) (AAA/Aaa)#
7,000,000	1.06	11/05/2003	7,000,000

			$10,955,000

TOTAL SHORT TERM INVESTMENTS
(Cost $21,805,000)			$21,805,000

TOTAL INVESTMENTS – 97.3%
(Cost $657,624,490)			$662,168,900

@	Security issued with a zero coupon. Income is recognized through the accretion of discount.

^	Prerefunded security. Maturity date disclosed is prerefunding date.

#	Variable rate security. Coupon rate disclosed is the rate in effect at October 31, 2003.

~	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

§	This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BANS	—	Bond Anticipation Notes
COPS	—	Certificates of Participation
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FSA	—	Insured by Financial Security Assurance Co.
GANS	—	Grant Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
PSF	—	Guaranteed by Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
Radian	—	Insured by Radian Asset Assurance
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
SPA	—	Stand-by Purchase Agreement
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investor Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS MUNICIPAL INCOME FUND

Performance Summary
October 31, 2003

The following graph shows the value as of October 31, 2003, of a $10,000 investment made on August 1, 1993 in Class A Shares (with the maximum sales charge of 4.5%) of the Goldman Sachs Municipal Income Fund. For comparative purposes, the performance of the Fund’s benchmark, the Lehman Brothers Aggregate Municipal Bond Index (“Lehman Aggregate Muni Bond Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of fund shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads. In addition to the investment adviser’s decision regarding issuer/industry investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a portfolio.

Municipal Income Fund’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested August 1, 1993 to October 31, 2003.(a)

Average Annual Total Return through October 31, 2003	Since Inception	Ten Years	Five Years	One Year

Class A (commenced July 20, 1993)
Excluding sales charges	5.53%	5.30%	4.53%	5.10%
Including sales charges	5.06%	4.82%	3.57%	0.37%

Class B (commenced May 1, 1996)
Excluding contingent deferred sales charges	5.13%	n/a	3.75%	4.32%
Including contingent deferred sales charges	5.13%	n/a	3.33%	-0.86%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	4.42%	n/a	3.75%	4.25%
Including contingent deferred sales charges	4.42%	n/a	3.75%	3.21%

Institutional Class (commenced August 15, 1997)	5.60%	n/a	4.93%	5.45%

Service Class (commenced August 15, 1997)	5.17%	n/a	4.51%	4.97%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following the commencement of operations.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments
October 31, 2003

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – 96.5%

Alabama – 0.1%
Alabama 21st Century Authority Tobacco Settlement RB Series 2000 (A-/A1)
$150,000	5.75%	12/01/2020	$139,032

Alaska – 2.5%
Alaska State Housing Finance Corp. RB for General Mortgage Series 1997 A (MBIA) (AAA/Aaa)
$2,000,000	6.00%	06/01/2027	$2,081,060
Alaska State Housing Finance Corp. Series 1999 A (MBIA) (AAA/Aaa)
2,490,000	6.00	06/01/2049	2,584,147
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2001 (BBB/Baa2)
1,500,000	5.50	06/01/2029	1,194,555

			$5,859,762

Arizona – 2.2%
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (B-)
$1,000,000	5.35%	10/01/2022	$797,430
Maricopa County MF Hsg. IDA RB for Place Five and Greenery Apartments Series 1996 A (ETM) (AAA)
1,505,000	5.85	01/01/2008	1,619,576
Maricopa County United School District RB No. 41 (FSA) (AAA/Aaa)
2,500,000	6.25	07/01/2015	2,887,325

			$5,304,331

Arkansas – 4.7%
Arkansas Development Finance Authority Hospital RB for Washington Regional Medical Center Series 2000 (BBB-/Baa3)
$4,000,000	7.25%	02/01/2020	$4,317,720
Bentonville Arkansas School District No. 006 GO Bonds Refunding & Construction Series 2003 A (AMBAC) (Aaa)
1,120,000	4.00	06/01/2011	1,149,646
Paragould Sales and Use Tax Series 2001 (AMBAC) (AAA/Aaa)
1,000,000	5.10	06/01/2018	1,075,590
770,000	5.05	06/01/2021	795,333
Rogers Arkansas School District No. 030 GO Bonds Refunding Series 2003 A (AMBAC) (Aaa)
1,825,000	4.00	02/01/2010	1,902,417
1,875,000	4.00	02/01/2011	1,926,150

			$11,166,856

California – 7.1%
Abag Finance Authority RB for Non-Profit Corp. San Diego Hospital Association Series 2001 A (BBB+/Baa1)
$1,000,000	6.13%	08/15/2020	$1,037,840
Abag Finance Authority RB for Non-Profit Corp. Sansum-Santa Barbara Series 2002 A (BBB)
1,500,000	5.50	04/01/2021	1,545,885
California Infrastructure & Economic Development Bank Revenue RB for LA County Department of Public Social Services Series 2003 (AMBAC) (AAA/Aaa)
1,505,000	5.75	09/01/2023	1,649,435
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (FSA) (AAA/Aaa)
2,000,000	5.38	10/01/2019	2,138,280
California State University Fresno Association, Inc. RB for Senior Auxiliary Organization Event Center Series 2002 (Baa3)
1,000,000	6.00	07/01/2022	1,032,430
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003-A-1 (BBB/Baa2)
1,225,000	6.75	06/01/2039	1,109,801
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003-A-3 (BBB/Baa2)
350,000	7.88	06/01/2042	358,383
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003-A-5 (BBB/Baa2)
650,000	7.88	06/01/2042	665,567
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (BBB-/Baa1)
5,500,000	5.50	06/01/2043	5,204,650
Palo Alto Improvement Bond Act of 1915 for Special Assessment University Avenue Area off Street Parking Series 2002 A (BBB)
1,070,000	5.25	09/02/2015	1,091,999
Santa Clara County Financing Authority RB for Measure B Transportation Improvement Program Series 2003 (A2)
200,000	5.00	08/01/2005	211,894
825,000	5.00	08/01/2006	893,607

			$16,939,771

Colorado – 1.3%
Aurora Centretech Metropolitan District Series 1998 C (LOC – BNP Paribas) (AA-)~
$2,000,000	4.88%	12/01/2008	$2,123,200
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (A/A3)
500,000	6.50	11/15/2031	533,400
Denver City and County Special Facilities Airport RB for United Air Lines Project Series 1992 A (AMT) (D/Ca)æ
1,000,000	6.88	10/01/2032	517,500

			$3,174,100

Connecticut – 1.3%
Connecticut State GO Bonds Residual Certificates Series 2001 515 (Aa3)¡
$1,335,000	13.65%	12/15/2013	$1,913,282
Mashantucket Western Pequot Tribe RB Series 1996 A (ETM) (AAA/Aaa)†
1,000,000	6.50	09/01/2005	1,092,940

			$3,006,222

District of Columbia – 0.8%
District of Columbia RB for Medstar University Hospital Series 2001 D (BBB/Baa2)~
$1,000,000	6.88%	02/15/2007	$1,069,650
District of Columbia Tobacco Settlement Financing Corp. RB Series 2001 A PA 821 (RITES) (AA+)¡
435,000	10.38	05/15/2024	363,382
District of Columbia Tobacco Settlement Financing Corp. RB Series 2001 B PA 821 (RITES) (AA+)¡
500,000	10.88	05/15/2033	380,550

			$1,813,582

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments  (continued)
October 31, 2003

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Florida – 2.7%
Crossings at Fleming Island Community Development District RB for Special Assignment Series 2000 B (MBIA) (AAA/Aaa)
$1,765,000	5.80%	05/01/2016	$2,011,800
Hillsborough Cnty Fl Indl Development for Tampa General Hospital Project Series B (Baa1)
150,000	5.25	10/01/2034	140,272
Port Everglades Authority RB Series 1986 (ETM) (AAA/Aaa)
2,785,000	7.13	11/01/2016	3,506,928
Village Center Community Development District Florida Utilities RB Series 2003 (MBIA) (AAA/Aaa)
875,000	5.00	10/01/2036	876,059

			$6,535,059

Hawaii – 1.7%
Hawaii State Airport Systems RB Series 2000 B (AMT) (FGIC) (AAA/Aaa)
$3,500,000	6.63%	07/01/2017	$4,034,520

Illinois – 9.2%
Chicago Illinois GO Bonds and Refunding Project Series 2000 C (FGIC) (AAA/Aaa)
$1,000,000	5.50%	01/01/2019	$1,090,200
Chicago Illinois Ohare International Airport RB for General Airport 3rd Lien Series 2003 A-1 (XLCA) (AAA/Aaa)
490,000	5.25	01/01/2034	498,237
Chicago Illinois Tax Increment for Near South Redevelopment Project Series 2001 A (ACA) (A)
750,000	5.00	11/15/2011	787,493
1,250,000	6.25	11/15/2013	1,398,012
Chicago Illinois Tax Increment Junior Lien for Central Loop Redevelopment Project Series 2000 A (ACA) (A)
2,000,000	6.50	12/01/2008	2,286,060
Chicago Midway Airport RB Series 1996 A (MBIA) (AAA/Aaa)
2,500,000	5.50	01/01/2010	2,728,475
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (A/A2)~
2,300,000	5.50	02/28/2014	2,366,792
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund – University Center Project Series 2002 (Baa2)
2,000,000	6.25	05/01/2030	2,021,360
1,500,000	6.25	05/01/2034	1,504,635
Illinois State GO First Series 2002 (MBIA) (AAA/Aaa)
3,000,000	5.38	07/01/2019	3,242,880
Lake County Community Consolidated School District No. 041 GO Bonds Series 1999 A (FSA) (AAA/Aaa)
2,725,000	9.00	11/01/2016	4,059,432

			$21,983,576

Kansas – 0.6%
University Hospital Authority Health Facilities RB for Kansas University Health System Series 2002 (A-)
$325,000	5.63%	09/01/2032	$329,466
Wichita Hospital RB for Refunding and Improvement Facilities Series 2001 III (A+)
1,000,000	5.50	11/15/2025	1,014,550

			$1,344,016

Kentucky – 2.6%
Kenton County Airport Board RB for Delta Airlines Project Series 1992 A (AMT) (B/B3)
1,000,000	7.13	02/01/2021	962,320
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)§
3,250,000	0.00/6.00	10/01/2018	3,255,947
Nelson County Industrial Building RB for Mabex Universal Corp. Project Series 1995 (AMT) (LOC – LaSalle Bank N.A.) (Aa3)
750,000	6.50	04/01/2005	791,370
Russell RB Series 2000 PA 803 (RITES)¡
1,000,000	14.18	11/15/2005	1,267,100

			$6,276,737

Louisiana – 1.4%
Louisiana State Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2003 C (A/A3)
$1,000,000	5.25%	09/01/2015	$1,049,590
500,000	5.25	09/01/2016	520,775
New Orleans Levee District Public Improvement RB Series 1995 (FSA) (AAA/Aaa)
1,595,000	5.95	11/01/2015	1,775,123

			$3,345,488

Maryland – 0.9%
Frederick County Special Tax for Lake Linganore Village Community Development Series 2001 A (Radian) (AA)
$500,000	5.60%	07/01/2020	$543,240
1,000,000	5.70	11/15/2029	1,064,000
Maryland State Health and Higher Educational Facilities Authority RB for Maryland Institute College of Art Series 2001 (Baa1)
500,000	5.50	06/01/2032	500,580

			$2,107,820

Massachusetts – 3.3%
Massachusetts State GO Bonds Series 1996 A (AA-/Aa2)
$700,000	6.00%	11/01/2011	$818,573
Massachusetts State GO Bonds Series 1996 D (AMBAC) (AAA/Aaa)
3,000,000	4.50	11/01/2015	3,044,370
Massachusetts State Health and Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
3,750,000	5.25	07/01/2012	4,075,275

			$7,938,218

Michigan – 1.4%
Michigan Hospital Finance Authority RB for Ascension Health Credit Series 1999 A (MBIA) (AAA/Aaa)^
$2,000,000	6.13%	11/15/2009	$2,395,700
Pontiac Tax Increment Finance Authority RB for Tax Increment Development Area No. 3 Series 2002 (ACA) (A)
1,000,000	5.38	06/01/2017	1,040,090

			$3,435,790

Mississippi – 0.8%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB-/Ba1)
$1,950,000	5.88%	04/01/2022	$1,944,443

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Missouri – 1.3%
Cameron IDA Health Facilities RB Insured by Cameron Community Hospital Series 2000 (ACA) (A)
$1,800,000	6.25%	12/01/2021	$1,935,216
Missouri State Health and Educational Facilities Authority RB for St. Lukes Episcopal-Presbyterian Hospital Series 2001 (FSA) (AAA/Aaa)
1,000,000	5.50	12/01/2015	1,108,830

			$3,044,046

Montana – 0.4%
Forsyth Montana PCRB Refunding Portland Gen-A (BBB+/Baa2)~
$1,000,000	5.20%	05/01/2009	$1,019,010

Nevada – 3.4%
Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa2)~
$765,000	5.45%	03/01/2013	$778,717
Las Vegas New Convention and Visitors Authority RB Series 1999 (AMBAC) (AAA/Aaa)
2,500,000	6.00	07/01/2014	2,885,575
Nevada Department of Business and Industry RB for Las Vegas Monorail Project 1st Tier Series 2000 (AMBAC) (AAA/Aaa)
2,500,000	5.63	01/01/2032	2,650,125
Washoe County GO Bonds for Reno Sparks Convention Series 2000 A (FSA) (AAA/Aaa)^
1,585,000	6.38	01/01/2010	1,891,412

			$8,205,829

New Hampshire – 1.6%
New Hampshire Health and Educational Authority Hospital – For Elliot Hospital RB Series 2001 (Baa1)~
$2,100,000	5.25%	10/01/2004	$2,135,322
New Hampshire Health and Educational Facilities Authority RB for Healthcare Systems Covenant Health Series 2002 (A-)
500,000	6.00	07/01/2022	512,480
New Hampshire Higher Educational and Health Facilities Authority RB for Frisbie Memorial Hospital Series 1993 (A3)
1,250,000	6.13	10/01/2013	1,279,975

			$3,927,777

New Jersey – 2.8%
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center Healthcare Series 2002 (BBB-/Baa3)
$500,000	6.50%	07/01/2021	$511,300
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2002 D (ACA) (A)
625,000	5.25	07/01/2032	617,775
New Jersey State Transportation Trust Fund Authority RB for Transportation System Series 2003 C (AA-/Aa3)
2,000,000	5.50	06/15/2019	2,178,140
1,000,000	5.50	06/15/2024	1,058,410
Tobacco Settlement Financing Corp. RB for New Jersey Asset Backed Bonds Series 2002 (BBB/Baa2)
2,000,000	6.00	06/01/2037	1,641,500
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa1)
250,000	4.75	06/01/2012	222,783
250,000	5.00	06/01/2013	223,257
300,000	6.75	06/01/2039	273,504

			$6,726,669

New Mexico – 2.8%
Farmington PCRB for Southern California Edison Co. Series 1993 A (MBIA) (AAA/Aaa)
$3,000,000	5.88%	06/01/2023	$3,070,650
Farmington PCRB Public Service Co. New Mexico Series 1997 D (BBB-/Baa3)
3,530,000	6.38	04/01/2022	3,650,373

			$6,721,023

New York – 5.7%
Metropolitan Transportation Authority RB Series 2002 PA 1027 (RITES)¡
$1,000,000	9.55%	05/15/2010	$1,214,940
New York City GO Bonds Series 1996 G (A/A2)
3,900,000	5.75	02/01/2014	4,179,786
New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 (BB+/Ba1)
1,250,000	6.00	11/01/2020	1,039,075
New York City Transitional Finance Authority VRDN RB Series 2002 PA 1043 (RITES) (AA+)¡
1,000,000	9.46	11/01/2009	1,250,420
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
1,500,000	5.38	05/01/2023	1,513,470
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (MBIA) (AAA/Aaa)
1,500,000	5.50	11/01/2014	1,713,840
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series 2003 A-1 (AA-)
2,600,000	5.50	06/01/2019	2,747,290

			$13,658,821

North Carolina – 2.4%
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 C (BBB/Baa3)
$500,000	5.38%	01/01/2016	$521,950
850,000	5.38	01/01/2017	880,286
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 D (BBB/Baa3)
600,000	5.13	01/01/2023	581,052
North Carolina Medical Care Community Hospital RB for Northeast Medical Center Project Series 2000 (AMBAC) (AAA/Aaa)
3,000,000	5.50	11/01/2025	3,160,680
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/Baa1)
450,000	5.50	01/01/2013	485,676

			$5,629,644

North Dakota – 0.9%
Mercer County PCRB for Basin Electric and Power Series 1995-2 (AMBAC) (AAA/Aaa)
$2,000,000	6.05%	01/01/2019	$2,132,300

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments  (continued)
October 31, 2003

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Ohio – 2.4%
Cleveland Cuyahoga County Port Authority RB for Rock and Roll Hall of Fame Series 1997
$600,000	5.45%	12/01/2005	$617,478
Ohio Air Quality Development Authority RB for Ohio Edison Co. Series 1999 C (BBB-/Baa2)~
2,500,000	5.80	12/01/2004	2,582,125
Plain Local School District GO Bonds Series 2003 (FGIC) (AAA/Aaa)
2,380,000	5.25	12/01/2019	2,544,982

			$5,744,585

Oregon – 0.9%
Klamath Falls Intermediate Community Hospital Authority RB for Merle West Medical Center Project Series 2002 (BBB)
$2,000,000	6.13%	09/01/2022	$2,053,520

Pennsylvania – 2.0%
Delaware County IDA PCRB for Peco Energy Co. Project Series 1999 A (BBB+/A3)~
$1,250,000	5.20%	10/01/2004	$1,290,162
Lehigh County Pennsylvania General Purpose Authority RB for Saint Lukes Bethlehem Hospital Series 2003 (BBB/Baa2)
1,000,000	5.38	08/15/2033	951,080
Monroe County Pennsylvania Hospital Authority RB for Pocono Medical Center Series 2003 (BBB+)
250,000	6.00	01/01/2043	247,115
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB-/A3)
2,000,000	6.25	11/01/2031	1,953,600
Pennsylvania State Higher Educational Facilities Authority RB for Widener University Series 2003 (BBB+)
325,000	5.40	07/15/2036	323,577

			$4,765,534

Puerto Rico – 1.1%
Puerto Rico Commonwealth Highway and Transportation Authority RB Series 1996 Y (XLCA) (AAA/Aaa)
$2,500,000	5.00%	07/01/2036	$2,546,100

Tennessee – 4.2%
Elizabethton Health and Educational Board RB First Mortgage Series 2000 B (MBIA) (AAA/Aaa)
$2,000,000	6.25%	07/01/2015	$2,411,240
Johnson City Health and Educational Facilities Board Hospital For Mountain States Health RB First Mortgage Series 2000 A (MBIA) (AAA/Aaa)
3,000,000	6.25	07/01/2016	3,637,920
McMinnville Housing Authority RB First Mortgage for Beersheba Heights Tower Series 1997 (A2)
890,000	6.00	10/01/2009	957,818
Sullivan County Health Educational and Housing Facilities Board RB for Wellmont Health Systems Project Series 2002 (BBB+)
435,000	5.00	09/01/2004	444,857
300,000	5.25	09/01/2005	315,639
Tennessee Housing Development Agency for Homeownership Program 1 Series 2000 (AMT) (AA/Aa2)
2,130,000	5.85	07/01/2011	2,301,848

			$10,069,322

Texas – 6.3%
Brazos River Authority PCRB for Texas Utility Co. Series 1999 A (AMT) (BBB/Baa2)
700,000	7.70	04/01/2033	769,279
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 C (AMT) (BBB/Baa2)
1,200,000	7.70	03/01/2032	1,318,764
Brazos River Authority PCRB for TXU Electric Co. Project Series 2001 C (AMT) (BBB/Baa2)~
2,500,000	5.75	11/01/2011	2,589,300
Gregg County Health Facilities Development Corp. RB for Good Shepherd Medical Center Project Series 2000 (Radian) (AA)
3,000,000	6.38	10/01/2025	3,328,110
Gulf Coast Waste Disposal Authority Texwaste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa3)
1,000,000	6.65	04/01/2032	1,027,880
Harris County Hospital District RB (MBIA) (AAA/Aaa)
2,050,000	6.00	02/15/2016	2,346,184
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
1,300,000	6.63	01/01/2011	1,279,538
Northside Independent School District GO Bonds Series 2002 A (PSF-GTD) (AAA/Aaa)
1,030,000	5.25	02/15/2019	1,093,242
Waxahachie Independent School District GO Bonds Capital Appreciating Prerefunded Series 2000 (PSF–GTD) (Aaa)@^
1,775,000	0.00	08/15/2010	1,180,570
Waxahachie Texas Independent School District GO Bonds Capital Appreciating Unrefunded Balance (PSF–GTD) (Aaa)@
80,000	0.00	08/15/2013	52,776

			$14,985,643

Utah – 0.8%
Tooele County Hazardous Waste Treatment RB for Union Pacific Project Series 1992 A (AMT) (BBB/Baa2)
$2,000,000	5.70%	11/01/2026	$1,972,260

Vermont – 1.0%
Vermont State Student Assistance Corp. Education Loan RB for Finance Program Series 1993 D (FSA) (AMT) (AAA/Aaa)
$2,000,000	9.50%	12/15/2005	$2,289,620

Virginia – 3.0%
Chesapeake Industrial Development Authority RB for Pollution Control Virginia Project Series 1985 (BBB+/A3)
$750,000	5.25%	02/01/2008	$791,760
Fairfax County Economic Development Authority RB for Residential Recovery Refunding Series 1998 A (AMT) (AMBAC) (AAA/Aaa)
2,890,000	5.85	02/01/2006	3,156,313
Loudoun County GO Bonds for Public Improvement Series 2001 C (AA+/Aa1)
2,910,000	5.25	11/01/2006	3,216,976

			$7,165,049

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Washington – 6.2%
Chelan County Public Utilities District No. 001 RB for Chelan Hydro Project Series 1997 D (AMT) (MBIA) (AAA/Aaa)
$2,500,000	6.35%	07/01/2028	$2,780,000
Energy Northwest Washington Wind Project RB (AMBAC) (AAA/Aaa)
210,000	5.00	07/01/2019	218,560
150,000	5.00	07/01/2023	152,332
King & Snohomish Counties School District No. 417 Northshore GO Bonds Series 2002 (FSA) (AAA/Aaa)
2,000,000	5.50	12/01/2018	2,195,060
King County Sewer RB Series 1999-2 (FGIC) (AAA/Aaa)
3,965,000	6.25	01/01/2016	4,566,094
King County Washington Refunding GO Bonds (AA+/Aaa)
1,275,000	5.25	06/01/2018	1,385,326
Washington Housing Finance Commission RB for Single Family Program Series 2000 5-NR (FNMA, FHLMC, GNMA) (Aaa)
750,000	5.70	06/01/2016	779,917
Washington Public Power Supply System RB for Nuclear Project No. 2 Series 1996 A (AMBAC) (AAA/Aaa)
2,500,000	5.70	07/01/2011	2,774,350

			$14,851,639

Wisconsin – 2.7%
Wisconsin State GO Bonds Series 1999 C (AA-/Aa3)^
$5,380,000	6.25%	05/01/2010	$6,432,005

TOTAL DEBT OBLIGATIONS
(Cost $216,603,058)			$230,289,719

Other Municipals – 1.3%

Charter Mac Equity Issuer Trust Series 2003 A Multifamily Tax-Exempt (AMT)†~
$2,000,000	3.25%	03/15/2005	$2,005,240
Municipal Mortgage & Equity LLC RB for 1999 A Tax-Exempt MF Hsg. Certificates Series 1999 A-1~
1,000,000	4.95	08/15/2005	1,019,030

TOTAL OTHER MUNICIPALS
(Cost $3,015,768)			$3,024,270

Short Term Investments – 3.8%

Indiana – 0.9%
Indiana Health Facility Financing Authority Hospital RB VRDN for Clarian Health Obligation Series 2000 B (SPA – JP Morgan Chase & Co.) (A-1+/VMIG1)#
$2,100,000	1.15%	11/03/2003	$2,100,000

Massachusetts – 0.5%
Massachusetts State Development Finance Agency RB VRDN for Boston University Series 2002 R-2 (SPA – Societe Generale) (XLCA) (A-1+/VMIG1)#
$1,300,000	1.09%	11/03/2003	$1,300,000

North Carolina – 0.8%
North Carolina Medical Care Community Health Care Facilities RB VRDN for Wake Forest University Subseries 2002 B (AAA/Aaa)#
$1,900,000	0.95%	11/03/2003	$1,900,000

Virginia – 0.5%
Henrico County Virginia Economic Development Authority RB VRDN for Bon Secours Health System Series 2002 B (MBIA) (AAA/Aaa)#
$1,250,000	1.15%	11/03/2003	$1,250,000

Wisconsin – 1.1%
Wisconsin State Health and Educational Facilities Authority RB VRDN for Ministry Health Care Series 1999 A (MBIA) (AAA/Aaa)#
$2,575,000	1.06%	11/05/2003	$2,575,000

TOTAL SHORT TERM INVESTMENTS
(Cost $9,125,000)			$9,125,000

TOTAL INVESTMENTS – 101.6%
(Cost $228,743,826)			$242,438,989

†	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $3,098,180; which represents 1.3% of net assets as of October 31, 2003.
¡	Inverse variable rate security. Coupon rate disclosed is that which is in effect at October 31, 2003.

@	Security issued with a zero coupon. Income is recognized through the accretion of discount.
~	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are next reset date.

^	Prerefunded security. Maturity date disclosed is prerefunding date.

§	This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

æ	Security currently in default.

#	Variable rate security. Coupon rate disclosed is the rate in effect at October 31, 2003.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS MUNICIPAL INCOME FUND
Statement of Investments (continued)
October 31, 2003

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GNMA	—	Insured by Government National Mortgage Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Radian	—	Issued by Radian Asset Assurance
RB	—	Revenue Bond
RITES	—	Residual Interest Tax Exempt Securities
VRDN	—	Variable Rate Demand Note
XLCA	—	Insured by XL Capital Assurance

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investor Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Performance Summary
October 31, 2003

The following graph shows the value as of October 31, 2003, of a $10,000 investment made on April 3, 2000 (commencement of operations) in the Institutional Shares of the Goldman Sachs High Yield Municipal Fund. For comparative purposes, the performance of the Fund’s benchmarks, the Lehman Brothers Aggregate Municipal Bond Index and Lehman Brothers High Yield Municipal Bond Index (“Lehman Aggregate Muni Bond Index and Lehman High Yield Muni Bond Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of fund shares. Performance of Class A, Class B and Class C Shares will vary from the Institutional Shares due to differences in fees and loads. In addition to the investment adviser’s decision regarding issuer/industry investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a portfolio.

High Yield Municipal Fund’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested April 3, 2000 to October 31, 2003.

Average Annual Total Return through October 31, 2003	Since Inception	One Year

Class A (commenced April 3, 2000)
Excluding sales charges	7.63%	8.59%
Including sales charges	6.26%	3.68%

Class B (commenced April 3, 2000)
Excluding contingent deferred sales charges	6.83%	7.78%
Including contingent deferred sales charges	5.98%	2.56%

Class C (commenced April 3, 2000)
Excluding contingent deferred sales charges	6.83%	7.78%
Including contingent deferred sales charges	6.83%	6.74%

Institutional Class (commenced April 3, 2000)	8.06%	9.02%

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments
October 31, 2003

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – 95.2%

Alabama – 0.1%
Alabama 21st Century Authority Tobacco Settlement RB Series 2000 (A-/A1)
$1,170,000	5.75%	12/01/2020	$1,084,450

Alaska – 0.6%
Alaska State Housing Finance Corp. General Mortgage Series 1997 A (MBIA) (AAA/Aaa)
$5,000,000	6.00%	06/01/2027	$5,202,650
Northern Tobacco Securitization Corporate Settlement RB for Asset Backed Bonds Series 2001 (BBB/Baa2)
7,500,000	5.50	06/01/2029	5,972,775

			$11,175,425

Arizona – 1.7%
Apache County Industrial Development Authority PCRB for Tuscon Electric Power Co. Project Series 1998 A (B+/Ba3)
$5,000,000	5.85%	03/01/2028	$4,638,500
Apache County Industrial Development Authority PCRB for Tuscon Electric Power Co. Project Series 1998 B (B+/Ba3)
5,000,000	5.88	03/01/2033	4,629,050
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (B-)
1,500,000	5.35	10/01/2022	1,196,145
Maricopa County PCRB for El Paso Electric Company Project Series 2002 A (BB+/Ba1)~
7,500,000	6.25	08/01/2005	7,740,675
Maricopa County PCRB for El Paso Electric Company RMKT-8/24/00 Series 1985 A (BB+/Ba1)~
8,000,000	6.38	08/01/2005	8,273,280
Pima County IDA RB for Tuscon Electric Power Co. Project Series 1997 B (B+/Ba3)
6,000,000	6.00	09/01/2029	5,540,880
Yavapai County Industrial Development Authority Hospital Facilities RB for Regional Medical Center Series 2003 A (Baa2)
1,250,000	6.00	08/01/2033	1,254,062

			$33,272,592

California – 10.2%
Abag Finance Authority RB for Nonprofit Corps. Samsum-Santa Barbara Series 2002 A (BBB)
$2,000,000	5.50%	04/01/2021	$2,061,180
2,750,000	5.60	04/01/2026	2,786,877
California Department Water Resources Power Supply RB for Drivers Series 2002 310 (AMBAC) (AAA)(RITES)¡
5,000,000	9.60	05/01/2014	6,114,300
California Educational Facilities Authority RB for Dominican University Series 2001 (Baa3)
1,445,000	5.75	12/01/2030	1,464,782
California Educational Facilities Authority RB for Pepperdine University Series 2000 (A1)
6,000,000	5.75	09/15/2030	6,332,340
California PCRB for Pacific Gas and Electric Co. Series 1993 B (AMT) (CCC/Ba3)
695,000	5.85	12/01/2023	673,267
California Special Districts Finance Program COPS Series 2001 NN (MBIA) (AAA/Aaa)
2,230,000	5.00	09/01/2019	2,330,618
California State Department Water Resources Power Supply RB Series 2003 PA 1152 R (FSA) (RITES)¡
18,250,000	8.98	05/01/2009	22,329,605
California State GO Bonds Refunding Series 2001 (XLCA) (AAA/Aaa)
3,250,000	5.50	03/01/2011	3,680,365
California State GO Bonds Series 2003 (BBB/A3)
2,000,000	5.25	02/01/2015	2,119,440
California Statewide Communities Development Authority RB for Aspire Public Schools-Lodi Project Series 2002 A
3,000,000	7.25	08/01/2032	3,001,620
California Statewide Communities Development Authority RB for Notre Dame De Namur University Series 2003
3,000,000	6.63	10/01/2033	2,912,430
California University Fresno Association Inc. RB for AUX Organization Event Center Series 2002 (Ba1)
1,000,000	6.75	07/01/2022	1,027,240
Chula Vista Community Facilities District RB No. 99-1-Otay Series 2000
1,225,000	7.63	09/01/2029	1,335,667
Foothill/ Eastern Corridor Agency Toll Road RB Senior Lien Series 1995 A (AAA/AAA)^
5,000,000	6.00	01/01/2010	5,892,500
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (BBB/Baa2)
10,985,000	6.75	06/01/2039	9,951,971
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-2 (BBB/Baa2)
6,000,000	7.90	06/01/2042	6,153,780
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-3 (BBB/Baa2)
2,650,000	7.88	06/01/2042	2,713,467
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-4 (BBB/Baa2)
3,000,000	7.80	06/01/2042	3,056,670
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-5 (BBB/Baa2)
8,330,000	7.88	06/01/2042	8,529,503
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (BBB-/Baa1)
41,000,000	5.50	06/01/2043	38,798,300
Hawthorne Community Redevelopment Agency Special Tax for Community Facilities District No. 99-1 Series 2000 A (LOC-Wells Fargo Bank)
880,000	6.75	10/01/2020	908,978
1,180,000	7.20	10/01/2025	1,218,917
Hawthorne Community Redevelopment Agency Special Tax for Community Facilities District No. 99-1 Series 2000 B (LOC-Wells Fargo Bank)
1,675,000	7.20	10/01/2025	1,738,449
Hawthorne Community Redevelopment Agency Tax Allocation for Hawthorne Plaza Project Series 2001
2,375,000	6.88	07/01/2020	2,381,412
Lake Elsinore Improvement Bond Act 1915 for Special Assessment District No. 93-1 Series 2000
1,950,000	7.00	09/02/2030	2,033,051

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

California – (continued)
Long Beach Special Tax for Community Facilities District #6 Pike Series 2002
$5,000,000	6.30%	10/01/2032	$4,933,500
Los Angeles Community College District GO Bonds Series 2001 II-R-71-A (MBIA) (RITES)¡
1,665,000	14.24	02/01/2009	2,253,644
Los Angeles Community College District GO Bonds Series 2001 II-R-71-B (MBIA) (RITES)¡
1,670,000	14.29	02/01/2009	2,217,727
Los Angeles Regional Airports Improvement Corp. RB for Facilities Sublease Continental Airlines Series 1994 (AMT)(B)
990,000	9.25	08/01/2024	980,060
Los Angeles Regional Airports Improvement Corp. RB Series 2002 C (AMT) (B-/Caa2)
1,000,000	6.13	12/01/2003	998,500
7,140,000	7.00	12/01/2012	6,857,970
21,500,000	7.50	12/01/2024	20,632,260
Oceanside Community Development Commerce Tax Allocation for Downtown Redevelopment Project Series 2002 (Baa3)
1,500,000	5.75	09/01/2025	1,508,265
Orange County Community Facilities District Special Tax for No.1 Ladera Ranch Series 2000 A
1,000,000	6.20	08/15/2023	1,011,390
Palo Alto Improvement Bond Act 1915 Special Assessment for University Avenue Area Off Shore Parking Series 2002 A (BBB)
1,125,000	5.25	09/02/2016	1,141,043
1,185,000	5.25	09/02/2017	1,201,898
Richmond Improvement Bond Act. 1915 for Special Assessment Improvement District No. 99-1 Series 2000
500,000	7.00	09/02/2017	516,190
San Leandro Community Facilities District No. 1 Special Tax Series 2000
1,690,000	6.40	09/01/2019	1,741,900
Santa Clara County Financing Authority RB for Measure B Transportation Improvement Program Series 2003 (A2)
4,425,000	5.00	08/01/2006	4,792,983
Santa Clara County Financing Authority Special Obligation RB for Measure B Transportation Improvement Program Series 2003 (A2)
1,060,000	5.00	08/01/2005	1,123,038
Soledad Improvement Bond Act 1915 for Special Assessment District No.1 The Vineyards Series 2000
1,985,000	7.25	09/02/2030	2,012,830

			$195,469,927

Colorado – 1.3%
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (A/A3)
$1,000,000	6.50%	11/15/2031	$1,066,800
Denver City and County Special Facilities Airport RB for United Air Lines Project Series 1992 A (AMT) (D/Ca)æ
1,620,000	6.88	10/01/2032	838,350
Denver Colorado City and County Airport RB Series 2001 B (FGIC) (AAA/Aaa)
5,000,000	5.50	11/15/2014	5,493,550
McKay Landing Metropolitan GO Bonds District No. 2 Series 2000
1,500,000	7.50	12/01/2019	1,588,245
Saddle Rock South Metropolitan GO Bonds Mill Levy Obligation Series 2000
3,000,000	7.20	12/01/2019	3,169,050
Tablerock Metropolitan District Colorado
2,750,000	7.00	12/01/2033	2,768,617
Vista Ridge Metropolitan District GO Bonds Series 2001
10,000,000	7.50	12/01/2031	10,532,400

			$25,457,012

Connecticut – 0.4%
Connecticut GO Bonds for Residual Certificates Series 2001 515 (Aa3) (RITES)¡
$3,485,000	13.65%	12/15/2013	$4,994,597
Connecticut Health and Educational Facility Authority RB for Bristol Hospital Series 2002 B (Radian) (AA)
605,000	4.30	07/01/2007	642,365
445,000	4.50	07/01/2008	475,829
Connecticut Health and Educational Facility Authority RB for St. Mary’s Hospital Corp. Series 1997 E (Baa3)
695,000	5.88	07/01/2022	583,175

			$6,695,966

District of Columbia – 1.1%
District of Columbia Housing Finance Agency Mortgage RB for Single Family Series 1997 B (GNMA/FNMA) (AMT) (AAA)
$2,870,000	6.35%	06/01/2028	$2,997,887
District of Columbia RB for Medstar University Hospital Series 2001 D (BBB/Baa2)~
11,000,000	6.88	02/15/2007	11,766,150
District of Columbia Tobacco Settlement Financing Corp. RB Series 2001 A PA 821 (RITES)¡
875,000	10.38	05/15/2024	730,940
District of Columbia Tobacco Settlement Financing Corp. RB Series 2001 B PA 821 (RITES)¡
3,000,000	10.88	05/15/2033	2,283,300
Washington D.C. Metropolitan Area Transportation Authority Gross Revenue RB for Rols RR II Series 2003 R 245 (MBIA) (AAA) (RITES)¡
2,785,000	13.42	01/01/2010	4,041,314

			$21,819,591

Florida – 32.7%
Beacon Tradeport Community Development District RB Special Assessment Project Series 2002 A (AA)(Radian)
$2,000,000	5.25%	05/01/2016	$2,133,900
Bella Terra Community Development District Special Assessment Series 2002
2,775,000	5.65	11/01/2006	2,790,096
Bonita Springs Vasari Community Development District RB for Capital Improvements Series 2001 A
6,930,000	6.95	05/01/2032	7,256,334

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
October 31, 2003

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Florida – (continued)
Bonnet Creek Resort Community Development District Special Assessment RB Series 2002
$10,000,000	7.38%	05/01/2034	$10,358,000
2,000,000	7.50	05/01/2034	2,094,540
Brandy Creek Community Development District Special Assessment Series 2003 A
2,000,000	6.35	05/01/2034	1,996,500
Brandy Creek Community Development District Special Assessment Series 2003 B
3,000,000	5.40	05/01/2009	2,979,840
Briger Community Development District Special Assessment RB Series 2002 A
3,000,000	6.75	05/01/2033	3,072,720
Brooks of Bonita Springs II Community Development District RB for Capital Improvements Series 2000 A
6,000,000	7.00	05/01/2031	6,303,540
Brooks of Bonita Springs II Community Development District RB for Capital Improvements Series 2000 B
690,000	6.60	05/01/2007	713,619
Capital Region Community Development District RB for Capital Improvement Series 2002 A
12,275,000	6.70	05/01/2032	12,670,623
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-1
1,185,000	6.70	05/01/2031	1,228,596
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-2
1,960,000	6.85	05/01/2031	2,031,638
Capital Trust Agency RB for Seminole Tribe Convention Series 2002 A
13,500,000	10.00	10/01/2033	16,022,475
Capital Trust Agency RB for Seminole Tribe Convention Series 2003 A
3,000,000	8.95	10/01/2033	3,335,430
Celebration Community Development District Special Assessment Series 2003 A
3,000,000	6.40	05/01/2034	3,049,590
CFM Community Development District BANS Series 2003
16,230,000	5.50	06/01/2004	16,214,581
Colonial Country Club Community Development District Florida Capital Improvement RB Series 2003
9,500,000	6.40	05/01/2033	9,672,425
Cory Lakes Community Development District for Special Assessment Series 2001 A
595,000	8.38	05/01/2017	652,233
Cory Lakes Community Development District for Special Assessment Series 2001 B
1,340,000	8.38	05/01/2017	1,429,164
Country Greens Community Development District Special Assessment RB Series 2003
6,100,000	6.63	05/01/2034	6,132,818
Crossings at Fleming Island Community Development District RB for Special Assessment Series 2000 C
5,520,000	7.05	05/01/2015	5,807,482
Double Branch Community Development District Special Assessment Series 2002 A
11,100,000	6.70	05/01/2034	11,442,768
Double Branch Community Development District Special Assessment Series 2003 B
5,000,000	5.38	05/01/2008	5,035,450
Double Branch Community Development District Special Assessment Series 2003 C
6,700,000	5.13	05/01/2008	6,592,264
East Park Community Development District Special Assessment Series 2002
5,300,000	6.85	05/01/2033	5,507,972
Fishhawk Community Development District Special Assessment RB Series 2000
1,095,000	6.65	05/01/2007	1,122,375
Fishhawk Community Development District II Special Assessment RB Series 2003 A
3,000,000	6.25	05/01/2034	3,024,540
Fishhawk Community Development District II Special Assessment RB Series 2003 B
5,000,000	5.00	11/01/2007	5,019,500
Fleming Island Plantation Community Development District RB for Special Assessment Series 2000 B
5,625,000	7.30	05/01/2015	6,068,925
Gateway Services Community Development District Special Assessment for Stoneybrook Project Series 2003
5,500,000	5.50	07/01/2008	5,560,335
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 A
2,700,000	6.50	05/01/2033	2,730,915
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 B
2,000,000	5.50	05/01/2010	1,996,500
Gateway Services District Water & Sewer RB Refunding Series 2003
2,410,000	6.00	10/01/2019	2,320,107
Grand Haven Community Development District Special Assessment Series 2002
3,900,000	6.13	11/01/2007	3,977,844
Grand Haven Community Development District Special Assessment Series 2003
6,200,000	5.20	11/01/2007	6,237,634
Greyhawk Landing Community Development District Special Assessment Series 2002 A
3,025,000	7.00	05/01/2033	3,150,265
Greyhawk Landing Community Development District Special Assessment Series 2002 B
2,800,000	6.25	05/01/2009	2,842,280
Griffin Lakes Community Development District Special Assessment Series 2002 A
4,600,000	6.70	05/01/2033	4,728,156
Halifax Hospital Medical Center RB Series 1999 A
955,000	7.25	10/01/2024	1,024,056

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Florida – (continued)
Hamal Community Development District Special Assessment Series 2001
$3,725,000	6.75%	05/01/2031	$3,824,569
Harbor Bay Community Development District Special Assessment for Capital Improvement Series 2001 A
2,370,000	7.00	05/01/2033	2,471,839
Harbor Bay Community Development District Special Assessment for Capital Improvement Series 2002
4,000,000	6.75	05/01/2034	4,126,600
Harbour Lake Estates Community Development District Special Assessment Series 2001
4,830,000	6.40	02/01/2006	4,913,994
Heritage Harbour South Community Development District RB for Capital Improvement Series 2002 A
3,500,000	6.50	05/01/2034	3,544,345
Heritage Isles Community Development District RB for Special Assessment Series 2002
4,070,000	5.90	11/01/2006	4,114,282
Highlands County Health Facilities Authority RB for Hospital Adventist Health System Series 2003 D (A/A3)
5,000,000	5.38	11/15/2035	4,945,850
Highlands County Health Facilities Authority RB for Hospital Adventist/ Sunbelt Series 2001 A (A/A3)
1,250,000	6.00	11/15/2031	1,303,337
Hillsborough County Industrial Development Authority RB for Tampa General Hospital Project Series 2003 B (Baa1)
850,000	5.25	10/01/2034	794,878
Hypoluxo/ Haverhill Community Development District Special Assessment Series 2002 A
1,400,000	6.75	05/01/2033	1,444,310
Indian Trace Development District Special Assessment for Isles at Weston Project Series 2003
2,000,000	5.50	05/01/2033	1,857,480
Indigo Community Development District RB for Capital Improvement Series 1999 B
3,085,000	6.40	05/01/2006	3,110,266
Islands at Doral Florida Special Assessment Series 2003
1,820,000	6.38	05/01/2035	1,848,847
Julington Creek Plantation Community Development District Special Assessment Series 2002 (MBIA) (AAA/Aaa)
2,970,000	4.75	05/01/2019	3,020,817
Laguna Lakes Community Development District Florida Special Assessment RB Series 2003 A
2,500,000	6.40	05/01/2033	2,531,875
Laguna Lakes Community Development District Florida Special Assessment RB Series 2003 B
4,260,000	5.25	11/01/2007	4,285,816
Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A
3,225,000	7.45	05/01/2022	3,439,204
4,540,000	7.50	05/01/2032	4,850,491
Lakewood Ranch Community Development District No. 5 Special Assessment RB Series 2001 A
4,025,000	6.70	05/01/2031	4,179,036
Lakewood Ranch Community Development District No. 5 Special Assessment RB Series 2003
3,585,000	5.30	11/01/2007	3,606,331
Lexington Oaks Community Development District Special Assessment Series 2002 A
3,700,000	6.70	05/01/2033	3,813,886
Live Oak Community Development District No. 001 Special Assessment Series 2003 A
4,500,000	6.30	05/01/2034	4,557,690
Live Oak Community Development District No. 001 Special Assessment Series 2003 B
8,250,000	5.30	05/01/2008	8,265,262
Longleaf Community Development District Special Assessment Series 2001
1,505,000	7.25	05/01/2009	1,535,326
Maple Ridge Community Development District Special Assessment Series 2000 A
1,570,000	7.15	05/01/2031	1,689,273
Maple Ridge Community Development District Special Assessment Unrefunded Balance Series 2000 B
600,000	6.15	11/01/2004	602,910
Marion County IDA RB for Little Sumter Utility Co. Project Series 2000 (AMT)
1,525,000	7.08	10/01/2020	1,539,381
435,000	7.15	10/01/2030	439,102
Marshall Creek Community Development District Special Assessment Series 2002
5,000,000	6.63	05/01/2032	5,049,600
Meadow Pointe II Community Development District RB for Capital Improvement Series 2000
2,285,000	6.65	04/01/2005	2,326,290
Meadow Pointe III Community Development District RB for Capital Improvement Series 2001 A
3,000,000	6.85	05/01/2033	3,099,690
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 A
3,970,000	6.40	05/01/2034	4,020,617
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 B
4,000,000	5.25	11/01/2007	4,024,240
Meadow Pointe IV Community Development District GO Bonds for Capital Improvement Series 2003 B
3,785,000	5.13	11/01/2007	3,803,395
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2003 A
2,790,000	6.30	05/01/2034	2,808,554
Mediterra North Community Development District RB for Capital Improvement Series 2001 A
3,855,000	6.80	05/01/2031	3,988,499
Mediterra South Community Development District RB for Capital Improvement Series 1999 A
480,000	6.95	05/01/2031	501,696
Mediterra South Community Development District RB for Capital Improvement Series 1999 B
40,000	6.25	05/01/2004	40,203

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
October 31, 2003

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Florida – (continued)
Mediterra South Community Development District RB for Capital Improvement Series 2001
$1,620,000	6.85%	05/01/2031	$1,681,382
Mediterra South Community Development District RB for Capital Improvement Series 2003 A
4,035,000	6.38	05/01/2034	4,081,847
Mediterra South Community Development District RB for Capital Improvement Series 2003 B
5,110,000	5.50	05/01/2010	5,077,398
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2001 (BB/Ba3)~
3,000,000	5.50	05/15/2005	2,956,110
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2001 A (BB/Ba3)
7,000,000	6.13	11/15/2011	6,851,320
Narcoossee Community Development District Special Assessment Series 2002 A
5,100,000	6.85	05/01/2033	5,300,124
Narcoossee Community Development District Special Assessment Series 2002 B
1,500,000	5.75	05/01/2008	1,516,920
Northwood Community Development District Special Assessment Series 2002
520,000	5.75	05/01/2005	521,388
Oakstead Community Development District for Capital Improvement RB Series 2002 A
4,795,000	6.88	05/01/2033	4,970,353
Oakstead Community Development District for Capital Improvement RB Series 2002 B
5,230,000	5.90	05/01/2007	5,295,532
Oakstead Community Development District for Capital Improvement RB Series 2003
780,000	5.20	11/01/2007	778,604
Orlando Urban Community Development District Special Assessment Series 2001 A
8,000,000	6.95	05/01/2033	8,317,280
Park Place Community Development District Special Assessment Series 2003
4,505,000	6.38	05/01/2034	4,521,038
Parklands West Community Development District Special Assessment Series 2001 A
3,460,000	6.90	05/01/2032	3,604,697
Parklands West Community Development District Special Assessment Series 2001 B
1,015,000	6.00	05/01/2006	1,024,298
Parkway Center Community Development District Special Assessment Series 2000 A
875,000	8.25	05/01/2031	735,000
Parkway Center Community Development District Special Assessment Series 2000 B
7,100,000	8.00	05/01/2010	5,964,000
Pier Park Community Development District Capital Improvement RB Series 2002 1
14,670,000	7.15	05/01/2034	15,091,176
Pier Park Community Development District Capital Improvement RB Series 2002 2
1,330,000	7.15	05/01/2034	1,357,145
Poinciana Community Development District Special Assessment Series 2000 A
5,910,000	7.13	05/01/2031	6,190,016
Portofino Shores Community Development District Special Assessment Series 2003 A
1,085,000	6.40	05/01/2034	1,114,848
Renaissance Community Development District RB for Capital Improvement Series 2002 A
7,400,000	7.00	05/01/2033	7,742,768
Renaissance Community Development District RB for Capital Improvement Series 2002 B
1,835,000	6.25	05/01/2008	1,873,517
Reunion East Community Development District Special Assessment Series 2002 A
20,190,000	7.20	05/01/2022	21,085,023
Reunion East Community Development District Special Assessment Series 2002 B
4,620,000	5.90	11/01/2007	4,686,343
Reunion East Community Development District Special Assessment Series 2003
2,500,000	5.20	11/01/2007	2,492,875
Reunion West Community Development District Special Assessment BANS Series 2003
10,000,000	5.25	10/01/2004	9,996,900
Rivercrest Community Development District Special Assessment Series 2001
5,545,000	7.00	05/01/2032	5,780,718
Saddlebrook Community Development District Special Assessment Series 2001 A
5,120,000	6.90	05/01/2033	5,306,778
Saddlebrook Community Development District Special Assessment Series 2001 B
800,000	6.25	05/01/2009	820,376
Sampson Creek Community Development District Capital Improvement Special Assessment Series 2000 A
2,310,000	6.95	05/01/2031	2,416,722
Seven Oaks Community Development District I Special Assessment RB Series 2002
4,910,000	5.60	11/01/2007	4,935,679
Seven Oaks Community Development District II RB Special Assessment Series 2003 A
4,760,000	6.40	05/01/2034	4,751,670
Seven Oaks Community Development District II RB Special Assessment Series 2003 B
3,500,000	5.30	11/01/2008	3,514,525
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 A
5,160,000	6.13	05/01/2034	5,164,799
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 B
825,000	5.30	05/01/2010	816,247

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Florida – (continued)
St. Lucie West Services District Capital Improvement RB for Road Project Series 1999
$1,960,000	5.88%	05/01/2009	$2,000,670
Sterling Hill Community Development District RB for Capital Improvement Series 2003 A
4,000,000	6.20	05/01/2035	3,962,560
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B
3,000,000	5.50	11/01/2010	2,975,310
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2002 (AMT)
6,950,000	6.80	10/01/2032	6,982,248
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2003
4,625,000	6.90	10/01/2034	4,635,221
Sumter Landing Community Development District Special Assessment Series 2003
10,000,000	6.95	05/01/2033	10,274,900
University Place Community Development District Special Assessment Series 2001 A
1,745,000	7.00	05/01/2032	1,826,875
University Place Community Development District Special Assessment Series 2001 B
915,000	6.10	05/01/2007	927,865
Venetian Community Development District RB for Capital Improvement Series 2002 A
4,000,000	6.75	05/01/2034	4,126,600
Village Center Community Development District Recreational RB SubSeries 2003 B
4,005,000	6.35	01/01/2018	4,137,005
Village Center Community Development District Utilities RB Series 2003 (MBIA) (AAA/Aaa)
4,775,000	5.00	10/01/2036	4,780,778
Village Community Development District No. 3 Special Assessment Series 2002
8,205,000	6.50	05/01/2032	8,381,079
Village Community Development District No. 4 Special Assessment Series 2000
4,150,000	7.15	05/01/2018	4,447,223
Village Community Development District No. 4 Special Assessment Series 2002
5,300,000	6.88	05/01/2022	5,575,388
7,000,000	6.95	05/01/2032	7,344,050
Village Community Development District No. 4 Special Assessment Series 2003
500,000	6.50	05/01/2033	510,730
Village Community Development District No. 5 Special Assessment Series 2002 A
20,000,000	6.50	05/01/2033	20,429,200
Village Community Development District No. 5 Special Assessment Series 2002 B
5,000,000	5.40	05/01/2007	5,047,350
Villasol Community Development District Special Assessment RB Series 2003 A
4,165,000	6.60	05/01/2034	4,233,389
Villasol Community Development District Special Assessment RB Series 2003 B
1,870,000	5.38	05/01/2008	1,881,089
Vista Lakes Community Development District Capital Improvement RB Series 2002 A
3,750,000	6.75	05/01/2034	3,859,762
Vizcaya Community Development District Special Assessment Series 2002
8,000,000	5.90	05/01/2007	8,100,240
Vizcaya Community Development District Special Assessment Series 2003 B
3,325,000	5.40	11/01/2007	3,315,357
Walnut Creek Community Development District Special Assessment Series 2000 A
4,065,000	7.30	05/01/2021	4,394,956
Waterchase Community Development District Capital Improvement RB Series 2001 A
2,955,000	6.70	05/01/2032	3,018,532
Waterlefe Community Development District Capital Improvement RB Series 2001 A
980,000	6.95	05/01/2031	1,021,287
Westchester Community Development District No. 1 BANS Series 2003
15,000,000	5.50	01/01/2004	14,998,950
Wyndam Park Community Development District Special Assessment Series 2003
2,500,000	6.38	05/01/2034	2,476,775

			$626,648,616

Georgia – 0.7%
Atlanta Tax Allocation RB for Atlantic Station Project Series 2001
$10,000,000	7.75%	12/01/2014	$10,110,300
Fulton County Development Authority Special Facilities RB for Delta Air Lines Inc. Project Series 1992 (B/B3)
3,400,000	6.85	11/01/2007	3,288,786
Tift County IDA RB for Beverly Enterprises Project Series 2000
925,000	7.50	07/01/2010	938,459

			$14,337,545

Guam – 0.4%
Guam Government GO Bonds Government GO Bonds Series 1993 A(B)
$5,000,000	5.38%	11/15/2013	$4,853,400
Guam Government GO Bonds Series 1995 A(B)
3,300,000	5.75	09/01/2004	3,327,687

			$8,181,087

Hawaii – 0.4%
Hawaii Airport System RB Series 2001 II-R-59 (AMT) (FGIC) (Aaa) (RITES)¡
$2,500,000	15.80%	07/01/2015	$3,430,450
Hawaii Department of Transport Special Facilities RB for Continental Airlines Inc. Series 2000 (AMT) (B/Caa2)
940,000	7.00	06/01/2020	887,454

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
October 31, 2003

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Hawaii – (continued)
Hawaii Improvement District RB No. 17 Special Assessment Kaloko Subdivision Series 2001
$3,655,000	7.38%	08/01/2011	$3,741,477

			$8,059,381

Illinois – 2.3%
Chicago Single Family Mortgage RB for Collateral Series 2001 A (FHLMC/FNMA/GNMA) (AMT) (AAA/Aaa)
$6,445,000	6.25%	10/01/2032	$7,005,071
Chicago, Illinois Special Assessment for Lake Shore East Series 2003
4,000,000	6.75	12/01/2032	4,064,640
Chicago, Illinois Tax Increment for Allocation Sub-Central Loop Redevelopment Series 2000 A
250,000	6.50	12/01/2005	266,408
Chicago, Illinois Tax Increment for Central Loop Redevelopment Series 2000 A (ACA)(A)
250,000	6.50	12/01/2006	278,447
2,000,000	6.50	12/01/2008	2,286,060
Chicago, Illinois Tax Increment for Central Loop Redevelopment Series 2000 A
6,550,000	6.50	12/01/2007	7,151,290
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (A/A2)~
6,050,000	5.50	02/28/2014	6,225,692
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Baa2)
8,000,000	6.25	05/01/2030	8,085,440
5,500,000	6.25	05/01/2034	5,516,995
Illinois Health Facilities Authority RB for Loyola University Health Systems Series 2001 A (Baa1)
2,000,000	6.00	07/01/2021	2,030,380
Robbins Resources Recovery RB for Restructuring Project Series 1999 C (AMT)
416,968	7.25	10/15/2009	316,687

			$43,227,110

Indiana – 0.3%
Indiana Health Facility Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001 A (BBB-)
$1,500,000	6.38%	08/01/2031	$1,500,540
Indianapolis Airport Authority RB for Special Facilities United Air Lines Project Series 1995 A (AMT) (D/Ca)æ
10,000,000	6.50	11/15/2031	3,275,000

			$4,775,540

Iowa – 0.6%
Tobacco Settlement Authority RB Series 2001 B (BBB/Baa2)
$15,000,000	5.30%	06/01/2025	$11,882,700

Kansas – 0.1%
University Hospital Authority Health Facilities RB for Kansas University Health System Series 2002 (A-)
$1,675,000	5.63%	09/01/2032	$1,698,015

Kentucky – 1.4%
Kenton County Airport Board RB for Special Facilities Delta Airlines Project Series 1992 A (AMT) (B/B3)
$3,440,000	7.50%	02/01/2020	$3,426,653
5,380,000	7.13	02/01/2021	5,177,281
7,000,000	6.13	02/01/2022	6,051,990
Kentucky Economic Development Finance Authority RB for Appalachian Regional Health Care Series 1997 (BB-)
500,000	5.70	10/01/2010	481,045
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 B (MBIA) (AAA/Aaa)§
2,000,000	0.00/6.18	10/01/2022	748,320
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)§
6,750,000	0.00/6.00	10/01/2018	6,762,353
Russell RB Series 2000 PA 803 (RITES)¡
3,000,000	14.18	11/15/2005	3,801,300

			$26,448,942

Louisiana – 1.2%
Louisiana Health and Educational Authority RB for Lambeth House Series 1998 A
$590,000	5.25%	01/01/2005	$591,924
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2003 C (A/A3)
5,000,000	5.25	09/01/2015	5,247,950
3,500,000	5.25	09/01/2016	3,645,425
Saint Charles Parish VRDN PCRB Series 1999 A (BBB-/Baa3)~#
2,000,000	4.90	06/01/2005	2,065,680
Tobacco Settlement Financing Corp. RB for Louisiana Asset Backed Bonds Series 2001 B (BBB/Baa2)
5,290,000	5.88	05/15/2039	4,220,838
Tobacco Settlement Financing Corp. RB Series 2001 PA 951(RITES)¡
7,685,000	8.41	05/15/2024	4,855,383
West Feliciana Parish PCRB for Gulf State Utilities Co. Series 1984 (BB+/Ba1)
1,500,000	7.70	12/01/2014	1,520,115

			$22,147,315

Maryland – 1.0%
Baltimore Maryland Special Obligation RB for Harborview Lot No. 2
$3,000,000	6.50%	07/01/2031	$3,034,530
Baltimore Maryland Special Obligation RB for Strathdale Manor Project Series 2003
3,750,000	7.00	07/01/2033	3,847,875
Maryland GO Bonds for Capital Improvement State and Local Facilities 1st Series 2003 A (AAA/Aaa)
9,750,000	5.25	03/01/2009	11,008,725
Prince Georges County RB for Dimensions Health Corp. Project Series 1994 (B3)
560,000	5.30	07/01/2024	359,352

			$18,250,482

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Massachusetts – 0.9%
Massachusetts GO Bonds Series 1996 A (AA-/Aa2) (RITES)
$2,260,000	6.00%	11/01/2011	$2,642,821
Massachusetts GO Bonds Series 2001 II-R-101(FSA) (Aaa)¡
2,500,000	14.41	12/01/2014	3,764,350
Massachusetts Health and Education Facilities Authority RB for Saint Memorial Medical Center Series 1993 A (Ba2)
765,000	5.75	10/01/2006	766,729
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 A
1,300,000	8.00	12/15/2004	1,317,381
3,000,000	9.00	12/15/2015	3,401,520
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 B
2,000,000	9.20	12/15/2031	2,294,180
Massachusetts Health and Educational Facilities Authority RB for Partners Healthcare Systems Series 2001 C (AA-/Aa3)
3,000,000	5.75	07/01/2032	3,135,900

			$17,322,881

Michigan – 1.7%
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Series 1998 B (Baa3)
$1,250,000	5.38%	07/01/2028	$1,017,725
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Refunding Series 2003 (BBB-/Baa3)
3,205,000	5.50	07/01/2008	3,218,429
Midland County Economic Development RB for Obligation-Midland Series 2000 B (BB-/Ba3)
5,000,000	6.75	07/23/2009	5,118,000
Midland County Economic Development RB for Sub-Ltd. Obligation Series 2000 A (AMT) (BB-/Ba3)
5,000,000	6.88	07/23/2009	5,109,850
Wayne Charter County Special Airport Facilities RB for Northwest Airlines Inc. Series 1995
13,265,000	6.75	12/01/2015	12,183,239
Wayne Charter County Special Airport Facilities RB for Northwest Airlines Inc. Series 1999 (AMT)
8,235,000	6.00	12/01/2029	6,518,579

			$33,165,822

Minnesota – 1.5%
Becker PCRB for Northern States Power Series 2000 A (BBB+/A3)
$10,000,000	8.50%	04/01/2030	$11,792,600
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB)
7,500,000	7.25	06/15/2032	7,652,100
Minneapolis and St. Paul Metropolitan Airports Special Facilities RB for Northwest Airlines Project Series 2001 A (AMT)
3,000,000	7.00	04/01/2025	2,724,090
Minneapolis and St. Paul Metropolitan Airports Special Facilities RB for Northwest Airlines Series 2001 B (AMT)~
1,500,000	6.50	04/01/2005	1,454,205
St. Paul Housing and Redevelopment Hospital Authority RB for Healtheast Project Series 1993 A (BB-/Ba2)
4,560,000	6.63	11/01/2017	4,563,694

			$28,186,689

Mississippi – 0.7%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB-/Ba1)
$13,635,000	5.88%	04/01/2022	$13,596,140

Missouri – 0.4%
Kansas City IDA RB for Air Cargo Series 2002 (AMT) (Baa3)
$1,295,000	6.25%	01/01/2030	$1,278,463
St. Louis Municipal Finance Corp. Leasehold RB for City Justice Center Series 2001 A (AMBAC) (Aaa)
5,000,000	5.38	02/15/2014	5,585,950

			$6,864,413

Montana – 0.3%
Forsyth Montana PCRB Refunding Portland General Series 1998 -A-RMKT 5/1/03 (BBB+/Baa2)~
$6,500,000	5.20%	05/01/2009	$6,623,565

Nevada – 1.7%
Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa2)~
$4,335,000	5.45%	03/01/2013	$4,412,727
Clark County School District Series 2003 D (MBIA) (AAA/Aaa)
17,900,000	5.50	06/15/2012	20,375,928
Henderson Local Improvement Districts No. T-14 Special Assessment Series 2003
2,000,000	5.55	03/01/2017	1,954,300
Las Vegas Local Improvement Bonds Special Assessment District No. 808 Summerlin Area Series 2001
1,150,000	5.70	06/01/2008	1,177,255
2,000,000	6.75	06/01/2021	2,060,200
North Las Vegas Local Improvement Special Assessment for Special Improvement District No. 60-Aliante Series 2003
1,000,000	6.13	12/01/2017	1,011,520
1,500,000	6.40	12/01/2022	1,516,965

			$32,508,895

New Hampshire – 0.5%
New Hampshire Health& Educational Authority Hospital RB for Elliot Hospital Series 2001 (Baa1)^
$9,390,000	5.25%	04/01/2004	$9,547,940

New Jersey – 2.2%
New Jersey Economic Development Authority RB for First Mortgage of The Presbyterian Home Series 2001 A
$1,500,000	6.25%	11/01/2020	$1,513,695
New Jersey Economic Development Authority Retirement RB for Seabrook Village Inc. Series 2000 A
2,500,000	8.00	11/15/2015	2,711,150

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
October 31, 2003

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

New Jersey – (continued)
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines Inc. Project Series 1998 (AMT) (CCC+/Caa2)
$7,400,000	5.50%	04/01/2028	$5,491,170
New Jersey Educational Facilities Authority RB for Fairleigh Dickinson University Series 2002 D (ACA)(A)
2,375,000	5.25	07/01/2032	2,347,545
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Baa3)
820,000	6.50	07/01/2021	838,532
500,000	6.63	07/01/2031	510,680
New Jersey Health Care Facilities Financing Authority RB for St. Peters University Hospital Series 2000 A (BBB/Baa1)
1,500,000	6.88	07/01/2030	1,587,480
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2002 (SPA-Merrill Lynch Capital Services) (Baa1)
2,000,000	6.00	07/01/2032	2,012,260
Tobacco Settlement Financing Corp. RB for New Jersey Asset Backed Bonds Series 2002 (BBB/Baa2)
6,060,000	6.00	06/01/2037	4,973,745
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa2)
4,560,000	6.75	06/01/2039	4,157,261
5,000,000	6.25	06/01/2043	4,205,300
Union County Utilities Authority RB for Ogden Martin Series 1998 A (AMBAC) (AMT) (AAA/Aaa)
6,970,000	5.50	06/01/2009	7,724,572
3,625,000	5.50	06/01/2010	4,000,187

			$42,073,577

New Mexico – 0.9%
Farmington PCRB for El Paso Electric Company Project Series 2002 A (BB+/Ba1)~
$7,500,000	6.38%	08/01/2005	$7,756,200
Farmington PCRB Public Service Co. San Juan Series 1996 B (BBB-/Baa3)
1,500,000	6.30	12/01/2016	1,553,355
Farmington PCRB Southern California Edison Co. Series 1993 A (MBIA) (AAA/Aaa)
5,000,000	5.88	06/01/2023	5,117,750
Farmington PCRB Tucson Electric Power Co. San Juan Series 1997 A (B+/Ba3)
3,000,000	6.95	10/01/2020	3,091,800

			$17,519,105

New York – 4.7%
Metropolitan Transport Authority RB Series 2002 PA 1027 (AMBAC) (RITES)¡
$5,000,000	9.96%	05/15/2010	$6,074,700
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 A (A3)
400,000	6.25	11/01/2021	424,288
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 B (A3)
1,390,000	5.88	11/01/2011	1,533,212
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 C (A3)
915,000	5.63	11/01/2010	998,503
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 D (A3)
1,000,000	5.63	11/01/2009	1,057,060
New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 (BB+/Ba1)
150,000	5.20	11/01/2007	150,642
2,000,000	6.00	11/01/2020	1,662,520
New York City IDA Civic Facility RB for Staten Island University Hospital Project Series 2001 B (Baa3)
1,000,000	6.38	07/01/2031	1,036,100
New York City IDA Special Facilities RB for British Airways PLC Project Series 1998 (AMT) (BB+/Ba2)
3,470,000	5.25	12/01/2032	2,443,331
1,530,000	7.63	12/01/2032	1,474,996
New York City IDA Special Facilities RB for Continental Airlines Inc. Series 2003 (AMT) (CCC+)
2,000,000	7.25	11/01/2008	1,954,240
2,805,000	8.00	11/01/2012	2,702,505
2,685,000	8.38 ~	11/01/2012	2,600,987
New York City Transitional Finance Authority RB Series 2002 R PA 1043 (RITES) (AA+)¡
8,000,000	9.46	11/01/2009	10,003,360
New York Convention Center Operating Corp. COPS for Yale Building Acquisition Project Series 2003
4,000,000	5.25	06/01/2008	4,028,760
New York GO Bonds Series 2003 A (A/A2)
4,000,000	5.00	08/01/2012	4,241,840
New York GO Bonds Series 2003 D (A/A2)
4,570,000	5.25	10/15/2018	4,761,986
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
4,000,000	5.00	05/01/2018	4,026,080
2,000,000	5.50	05/01/2033	2,015,600
New York State Dormitory Authority RB for Nyack Hospital Series 1996 (Ba3)
3,000,000	6.25	07/01/2013	2,656,500
New York State Energy Research and Development Authority RB for Brooklyn Union Gas-B-RMKT-5/13/92 Series 1989 (MBIA) (AMT) (AAA/Aaa)
6,830,000	6.75	02/01/2024	6,992,827
New York State Urban Development Corp. RB for Correctional & Youth Facilities Services Series 2003 PA 1218 (RITES)¡
3,625,000	16.03	07/01/2007	5,090,152
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series 2003 A-1 (AA-)
21,160,000	5.50	06/01/2018	22,300,524

			$90,230,713

North Carolina – 1.3%
Charlotte Special Facilities RB for Charlotte/ Douglas International Airport Series 1998 (AMT)
$2,460,000	5.60%	07/01/2027	$1,776,120

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

North Carolina – (continued)
Charlotte Special Facilities RB for Douglas International Airport US Airways Series 2000 (AMT)
$3,000,000	7.75%	02/01/2028	$2,705,880
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 C (BBB/Baa3)
4,600,000	5.38	01/01/2016	4,801,940
4,850,000	5.38	01/01/2017	5,022,805
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 D (BBB/Baa3)
3,400,000	5.13	01/01/2023	3,292,628
North Carolina Medical Care Community Retirement Facilities RB 1st Mortgage for Givens Estates Project Series 2003 A
3,000,000	6.50	07/01/2032	3,022,020
North Carolina Municipal Power Agency No.1 Catawba Electric RB Series 1998 A (MBIA) (AAA/Aaa)
1,000,000	5.50	01/01/2014	1,137,210
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/Baa1)
2,550,000	5.50	01/01/2013	2,752,164

			$24,510,767

Ohio – 1.7%
Cleveland Airport Special RB for Continental Airlines Inc. Project Series 1998 (AMT) (B-/Caa2)
$16,180,000	5.38%	09/15/2027	$11,726,293
Cleveland Airport Special RB for Continental Airlines Inc. Series 1999 (AMT) (B-/Caa2)
7,910,000	5.50	12/01/2008	7,383,985
8,220,000	5.70	12/01/2019	6,639,294
Ohio Water Development Authority PCRB for Cleveland Electric Series 1998 A (BBB/Baa2)~
3,000,000	3.40	10/01/2004	3,019,410
Ohio Water Development Authority PCRB for Ohio Edison Co. Project Series 1999 B (AMT) (BBB/Baa2)~
3,000,000	4.40	12/01/2003	3,004,950

			$31,773,932

Oklahoma – 3.5%
Oklahoma Development Finance Authority RB for Hillcrest Healthcare Systems Series 1999 A (B-/B1)
$1,700,000	4.80%	08/15/2006	$1,560,736
2,000,000	4.90	08/15/2007	1,789,000
5,320,000	5.63	08/15/2019	3,934,512
12,920,000	5.63	08/15/2029	8,827,590
Tulsa Municipal Airport Trust RB for American Airlines Series 2000 A (AMT) (B-/Caa2)~
39,450,000	5.80	12/01/2004	37,475,922
Tulsa Municipal Airport Trust RB for American Airlines Series 2001 B (AMT) (B-/Caa2)~
15,095,000	5.65	12/01/2008	12,771,427

			$66,359,187

Oregon – 0.1%
Portland Multifamily RB for Pacific Tower Series 2001 C (AMT)
$2,650,000	7.00%	12/01/2034	$2,629,887

Pennsylvania – 3.7%
Allegheny County Airport RB for Pittsburgh International Airport Series 1997 A-1 (MBIA) (AMT) (AAA/Aaa)
$5,000,000	5.75%	01/01/2009	$5,559,850
Allegheny County Hospital Development Authority RB for Health Systems Series 2000 B (B/B2)
15,000,000	9.25	11/15/2022	15,356,550
7,840,000	9.25	11/15/2030	8,026,357
Chester County Health & Education RB for Jenners Pond Inc. Project Series 2002
3,000,000	7.63	07/01/2034	3,017,040
Clarion County IDA RB for Beverly Enterprises Inc. Project Series 2001
300,000	7.25	12/01/2003	300,531
Cumberland County lDA RB for Beverly Enterprises Inc. Series 1998
2,000,000	5.50	10/01/2008	1,965,400
Cumberland County Municipal Authority Retirement Community RB for Wesley Affiliated Services Series 2002 A
5,000,000	7.25	01/01/2035	5,001,050
Franklin County IDA RB for Beverly Enterprises Project Series 2000
2,950,000	7.50	07/01/2011	2,917,403
Gettysburg Area IDA RB for Beverly Enterprises Project Series 2000
2,400,000	7.50	07/01/2011	2,431,176
Lehigh County General Purpose Authority RB for Saint Lukes Bethlehem Hospital Series 2003 (BBB/Baa2)
6,500,000	5.38	08/15/2033	6,182,020
Monroe County Hospital Authority RB for Pocono Medical Center Series 2003 (BBB+)
1,750,000	6.00	01/01/2043	1,729,805
New Morgan Industrial Development Authority Solid Waste Disposal RB for New Morgan Landfill Co. Inc. Project Series 1994 (AMT) (BB-/B1)
8,115,000	6.50	04/01/2019	7,789,020
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB-/A3)
5,000,000	6.38	11/01/2041	4,913,600
Pennsylvania GO Bonds Series 2002 (AA/Aa2)
3,350,000	5.50	02/01/2013	3,807,375
Pennsylvania State Higher Educational Facilities
Authority RB for Widener University Series 2003 (BBB+)
2,425,000	5.40	07/15/2036	2,414,379

			$71,411,556

Puerto Rico – 2.0%
Childrens Trust Fund RB for Tobacco Settlement Series 2000 II-R-39 (RITES)¡^
$3,925,000	8.60%	07/01/2010	$4,853,812
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2003 C (A-/Baa1)~
18,000,000	5.00	07/01/2008	19,481,400
Puerto Rico Commonwealth GO Bonds Series 2003 PA 1138R (RITES) (AAA)(MBIA)^¡
7,500,000	8.52	01/01/2007	9,091,350

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
October 31, 2003

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Puerto Rico – (continued)
Puerto Rico Public Finance Corp. RB for Residual Certificates Series 2001 520 (MBIA) (Aaa)¡
$3,225,000	13.76%	08/01/2016	$4,365,166

			$37,791,728

Rhode Island – 0.2%
Tobacco Settlement Financing Corp. RB Series 2001 (BBB/Baa2)
$5,000,000	6.13%	06/01/2032	$4,239,950

South Carolina – 1.7%
Connector 2000 Association, Inc. Toll Road RB for Capital Appreciation Series 1998 B (B-)@
15,000,000	0.00	01/01/2033	385,050
Greenville County Airport RB for Donaldson Industrial Air Park Project Series 2001 (AMT) (Baa3)
4,780,000	6.13	10/01/2017	4,724,122
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A
1,000,000	6.88	11/01/2035	1,003,230
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 B
1,500,000	6.13	11/01/2014	1,499,205
Medical University Hospital Authority RB Series 2002 A (BBB+/Baa2)
3,000,000	6.50	08/15/2032	3,085,110
South Carolina Jobs Economic Development Authority RB for Palmetto Health Alliance Series 2000 A (BBB/Baa2)^
8,750,000	7.13	12/15/2010	10,981,512
South Carolina Jobs Economic Development Authority RB for Palmetto Health Alliance Series 2003 A (BBB/Baa2)
10,000,000	6.25	08/01/2031	10,060,900
Tobacco Settlement Management Authority RB Series 2001 B (BBB/Baa2)
2,000,000	6.38	05/15/2030	1,729,760

			$33,468,889

Tennessee – 0.6%
Elizabethton Health and Educational Facilities Board RB VRDN Series 2001 PA 813 (RITES)¡#
$6,000,000	14.08%	07/01/2033	$7,333,680
Metropolitan Knoxville Airport Authority Special Purpose RB for Northwest Airlines Project Series 2002 (AMT)
2,500,000	8.00	04/01/2032	2,516,250
Shelby County Health, Educational & Housing Board Facilities RB for Methodist Healthcare Series 2002 (A-/Baa1)
2,500,000	6.00	09/01/2020	2,587,050

			$12,436,980

Texas – 6.8%
Alliance Airport Authority Inc. Special Facilities RB for American Airlines Inc. Project Series 1990 (AMT) (CCC/Caa2)
$7,150,000	7.50%	12/01/2029	$5,058,554
Alliance Airport Authority Inc. Special Facilities RB for American Airlines Inc. Project Series 1991 (AMT) (CCC/Caa2)
13,005,000	7.00	12/01/2011	11,127,338
Bexar County Health Facilities Development Corp. RB for Army Retirement Residence Project Series 2002 (BBB-)
1,200,000	6.13	07/01/2022	1,231,668
1,000,000	6.30	07/01/2032	1,031,730
Brazos River Authority PCRB Adjustable Refunding for TXU Electric Co. Project Series 2001 C (AMT) (BBB/Baa2)~
12,475,000	5.75	11/01/2011	12,920,607
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 C (AMT) (BBB/Baa2)
6,800,000	7.70	03/01/2032	7,472,996
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2003 C (AMT) (BBB/Baa2)
2,000,000	6.75	10/01/2038	2,060,280
Brazos River Authority PCRB Refunding for Texas Utility Co. RMKT 4/1/03 Series 1999 A (AMT) (BBB/Baa2)
10,500,000	7.70	04/01/2033	11,539,185
Brazos River Authority PCRB Refunding for TXU Energy Co. LLC Project Series 2003 D (BBB/Baa2)~
2,000,000	5.40	10/01/2014	2,032,880
Brazos River Authority RB Reliant Energy Inc. Project B Series 1999 (BBB-/Ba1)
10,000,000	7.75	12/01/2018	10,798,600
Dallas County Flood Control District GO Bonds Series 2002
6,000,000	7.25	04/01/2032	6,070,020
Dallas Fort Worth Texas International Airport Facility Improvement Corp. RB for American Airlines Inc. Series 1999 (AMT) (CCC/Caa2)
1,775,000	6.38	05/01/2035	1,118,232
Georgetown Health Facilities Development Corp. RB for Georgetown Hospital Healthcare System Series 1999 (BB+)
3,000,000	6.25	08/15/2029	2,859,300
Gulf Coast Waste Disposal Authority Texwaste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa3)
1,500,000	6.65	04/01/2032	1,541,820
Houston Airport System Special Facilities RB for Continental Airlines Series 2001 E (AMT) (B-/Caa2)
3,400,000	6.75	07/01/2021	3,016,208
16,100,000	6.75	07/01/2029	14,003,297
Houston Texas GO Bonds Rols RR II Series 2003 R 242 (MBIA) (AAA)¡
6,455,000	15.75	03/01/2010	9,234,652
Matagorda County Navigation District No. 1 RB for Reliant Energy Project Series 1999 B (AMT) (BBB-/Ba1)
8,000,000	5.95	05/01/2030	7,582,000
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
4,200,000	7.20	01/01/2021	4,193,574
5,000,000	7.25	01/01/2031	4,986,800
Sabine River Authority PCRB for TXU Energy Co. LLC Project Series 2003 B (BBB/Baa2)
3,000,000	6.15	08/01/2022	3,092,190
Tom Green County Health Facilities Development Corp. Hospital RB for Shannon Health Systems Project Series 2001 (Baa3)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Texas – (continued)
$2,000,000	6.75%	05/15/2021	$2,091,380
Weslaco Health Facilities RB for Knapp Medical Center Project Series 2002 (BBB+)
4,395,000	6.00	06/01/2017	4,514,236

			$129,577,547

U. S. Virgin Islands – 0.2%
Virgin Islands Public Finance Authority RB Subordinated Lien-Fund Loan Notes Series 1998 D
$2,000,000	6.00%	10/01/2004	$2,057,860
1,100,000	6.00	10/01/2005	1,161,479

			$3,219,339

Utah – 0.2%
Tooele County Hazardous Waste Treatment RB for Union Pacific Project Series 1992 A (AMT) (BBB/Baa2)
$4,000,000	5.70%	11/01/2026	$3,944,520

Virginia – 0.7%
Chesapeake Industrial Development Authority RB Polution Control Project-RMKT-11/08/02 Series 1985 (BBB+/A3)
$3,250,000	5.25%	02/01/2008	$3,430,960
Henrico County Industrial Development Authority RB for Solid Waste Browning Series 1997 A (AMT) (BB-/B1)
3,750,000	5.88	03/01/2017	3,408,788
Loudoun County Industrial Development Authority Hospital RB for Loudoun Hospital Center Series 2002 A (BBB-)
1,000,000	6.10	06/01/2032	1,015,940
Pocahontas Parkway Association Toll Road RB for Capital Appreciation 1st Tier Series 1998 SubSeries C (Ba1)@
2,300,000	0.00	08/15/2005	1,994,146
Pocahontas Parkway Association Toll Road RB Senior Series 1998 A (BB)
5,000,000	5.50	08/15/2028	3,868,650

			$13,718,484

Washington – 0.1%
Energy Northwest Washington Wind Project RB (AMBAC) (AAA/Aaa)
$1,460,000	5.00%	07/01/2019	$1,519,510
1,010,000	5.00	07/01/2023	1,025,705

			$2,545,215

Wisconsin – 0.2%
Badger Tobacco Asset Securitization Corp. Asset Backed Series 2002 (BBB/Baa2)
$3,250,000	6.38%	06/01/2032	$2,817,685
Wisconsin Health& Educational Facilities Authority RB Aurora Health Care Series 1999 B (BBB+)
1,500,000	5.63	02/15/2020	1,464,060

			$4,281,745

Wyoming – 0.2%
Converse County RB for Memorial Hospital Project Series 2000
$3,605,000	9.00%	12/01/2025	$4,012,077

TOTAL DEBT OBLIGATIONS
(Cost $1,770,728,555)			$1,824,193,239

Other Municipals – 1.3%

Charter Mac Equity Issuer Trust Series 2003 A Multifamily Tax-Exempt (AMT)†~
$15,000,000	3.25%	03/15/2005	$15,039,300
Municipal Mortgage & Equity LLC for 1999 A Tax-Exempt MF Hsg Certificate Series 1999 A-1~
10,000,000	4.95	08/15/2005	10,190,300

TOTAL OTHER MUNICIPALS
(Cost $25,157,669)			$25,229,600

Short Term Investments – 3.4%

Massachusetts – 1.8%
Massachusetts State Development Finance Agency RB VRDN for Boston University Series 2002 R-2 (SPA – Societe Generale) (XLCA) (A-1+/VMIG1)#
$35,200,000	1.09%	11/03/2003	$35,200,000

Michigan – 0.4%
Michigan State Hospital Finance Authority RB VRDN Refunding for Bon Secours Health Series 2002 B (FSA) (AAA/Aaa)#
$6,700,000	1.15%	11/03/2003	$6,700,000

New York – 0.3%
New York GO Bonds VRDN Subseries 1993 E2 (LOC-JP Morgan Chase & Co.) (A-1+/VMIG1)#
$5,900,000	1.13%	11/03/2003	$5,900,000

Virginia – 0.1%
Henrico County Virginia Economic Development Authority RB VRDN for Bon Secours Health System Series 2002 B (MBIA) (AAA/Aaa)#
$1,700,000	1.15%	11/03/2003	$1,700,000

Wisconsin – 0.8%
Wisconsin State Health and Educational Facilities Authority RB VRDN for Ministry Health Care Series 1999 A (MBIA) (AAA/Aaa)#
$15,315,000	1.06%	11/05/2003	$15,315,000

TOTAL SHORT TERM INVESTMENTS
(Cost $64,815,000)			$64,815,000

TOTAL INVESTMENTS – 99.9%
(Cost $1,860,701,224)			$1,914,237,839

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
October 31, 2003

†	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $3,098,180; which represents 1.3% of net assets as of October 31, 2003.

#	Variable rate security. Coupon rate disclosed is the rate in effect at October 31, 2003.

¡	Inverse variable rate security. Coupon rate disclosed is that which is in effect at October 31, 2003.

@	Security issued with a zero coupon. Income is recognized through the accretion of discount.

~	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are next reset date.

^	Prerefunded security. Maturity date disclosed is prerefunding date.

§	This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

æ	Security currently in default.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BANS	—	Bond Anticipation Notes
COPS	—	Certificates of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GNMA	—	Insured by Government National Mortgage Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
RADIAN	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
RITES	—	Residual Interest Tax Exempt Securities
SPA	—	Stand-by Purchase Agreement
VRDN	—	Variable Rate Demand Note
XLCA	—	Insured by XL Capital Assurance

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investor Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-FREE FUNDS

Statements of Assets and Liabilities
October 31, 2003

	Short Duration	Municipal	High Yield
	Tax-Free Fund	Income Fund	Municipal Fund

Assets:

Investment in securities, at value (identified cost $657,624,490, $228,743,826, and $1,860,701,224, respectively)	$662,168,900	$242,438,989	$1,914,237,839
Cash	313,356	457,727	145,174
Receivables:
Investment securities sold	9,521,025	1,132,555	6,642,454
Interest (net of allowances)	9,172,628	4,263,532	42,566,171
Fund shares sold	2,594,144	250,418	3,603,429
Swap contracts, at value	442,254	—	—
Reimbursement from adviser	61,376	39,278	49,237

Total assets	684,273,683	248,582,499	1,967,244,304

Liabilities:

Payables:
Investment securities purchased	2,244,606	6,110,532	43,073,754
Fund shares repurchased	997,736	3,405,661	4,309,813
Income distribution	129,969	232,984	2,110,043
Amounts owed to affiliates	333,172	181,221	1,316,671
Swap contracts, at value	106,943	—	—
Accrued expenses and other liabilities	72,008	58,854	97,387

Total liabilities	3,884,434	9,989,252	50,907,668

Net Assets:

Paid-in capital	677,450,507	230,657,031	1,875,861,917
Accumulated undistributed net investment income	100,091	27,222	193,761
Accumulated net realized loss on investment transactions	(2,041,070)	(5,786,169)	(13,255,657)
Net unrealized gain on investments and swap contracts	4,879,721	13,695,163	53,536,615

NET ASSETS	$680,389,249	$238,593,247	$1,916,336,636

Net asset value, offering and redemption price per share: (a)
Class A	$10.45	$15.41	$10.66
Class B	$10.44	$15.41	$10.66
Class C	$10.45	$15.41	$10.66
Institutional	$10.44	$15.40	$10.66
Service	$10.44	$15.49	—

Shares outstanding:
Class A	19,601,927	10,439,708	84,044,288
Class B	626,058	982,800	4,280,461
Class C	2,876,671	299,419	3,811,714
Institutional	42,020,703	3,745,314	87,657,151
Service	7,072	18,289	—

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	65,132,431	15,485,530	179,793,614

(a)	Maximum public offering price per share for Class A Shares of Short Duration Tax-Free (NAV per share multiplied by 1.0204) and for Class A Shares of Municipal Income and High Yield Municipal Funds (NAV per share multiplied by 1.0471) is $10.66, $16.14 and $11.16, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS TAX-FREE FUNDS

Statements of Operations
For the Year Ended October 31, 2003

	Short Duration	Municipal	High Yield
	Tax-Free Fund	Income Fund	Municipal Fund
Investment income:

Interest (net of allowances)	$12,727,985	$11,711,040	$90,075,304

Total income	12,727,985	11,711,040	90,075,304

Expenses:

Management fees	2,109,148	1,257,749	7,970,469
Distribution and Service fees(a)	814,683	574,023	2,703,375
Transfer Agent fees(a)	531,129	337,377	1,838,538
Custody and accounting fees	185,280	134,758	303,382
Registration fees	77,851	74,517	70,756
Printing fees	41,712	37,954	37,193
Professional fees	40,095	40,095	40,095
Trustee fees	10,986	10,986	10,986
Service share fees	917	1,115	—
Other	28,700	28,820	45,284

Total expenses	3,840,501	2,497,394	13,020,078

Less — expense reductions	(629,836)	(423,017)	(437,633)

Net Expenses	3,210,665	2,074,377	12,582,445

NET INVESTMENT INCOME	9,517,320	9,636,663	77,492,859

Realized and unrealized gain (loss) on investment and swap transactions:

Net realized gain (loss) from:
Investment transactions	605,911	(615,202)	(9,836,203)
Swap contracts	(328,348)	(212,658)	(2,002,694)
Net change in unrealized gain (loss) on:
Investments	537,585	2,519,361	53,644,814
Swap contracts	461,487	61,383	712,519

Net realized and unrealized gain on investment and swap transactions	1,276,635	1,752,884	42,518,436

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,793,955	$11,389,547	$120,011,295

(a)	Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

Short Duration Tax-Free Fund	$440,031	$60,658	$313,994	$334,424	$11,525	$59,659	$125,448	$73
Municipal Income Fund	355,113	162,721	56,189	269,886	30,917	10,676	25,809	89
High Yield Municipal Fund	1,896,357	438,715	368,303	1,441,232	83,356	69,977	243,973	—

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-FREE FUNDS

Statements of Changes in Net Assets
For the Year Ended October 31, 2003

	Short Duration	Municipal	High Yield
	Tax-Free Fund	Income Fund	Municipal Fund
From operations:

Net investment income	$9,517,320	$9,636,663	$77,492,859
Net realized gain (loss) from investment transactions	277,563	(827,860)	(11,838,897)
Net change in unrealized gain (loss) on investment and swap transactions	999,072	2,580,744	54,357,333

Net increase in net assets resulting from operations	10,793,955	11,389,547	120,011,295

Distributions to shareholders:

From net investment income
Class A Shares	(2,926,611)	(5,919,293)	(39,220,523)
Class B Shares	(67,417)	(561,852)	(1,952,225)
Class C Shares	(303,008)	(195,581)	(1,634,143)
Institutional Shares	(6,102,305)	(2,969,377)	(34,031,253)
Service Shares	(2,669)	(9,076)	—

Total distributions to shareholders	(9,402,010)	(9,655,179)	(76,838,144)

From share transactions:

Proceeds from sales of shares	713,408,379	270,108,347	1,064,445,611
Reinvestment of dividends and distributions	7,750,693	6,461,485	54,299,821
Cost of shares repurchased	(297,460,823)	(258,933,026)	(373,493,277)

Net increase in net assets resulting from share transactions	423,698,249	17,636,806	745,252,155

NET INCREASE	425,090,194	19,371,174	788,425,306

Net assets:

Beginning of year	255,299,055	219,222,073	1,127,911,330

End of year	$680,389,249	$238,593,247	$1,916,336,636

Accumulated undistributed net investment income	$100,091	$27,222	$193,761

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS TAX-FREE FUNDS

Statements of Changes in Net Assets
For the Year Ended October 31, 2002

	Short Duration	Municipal	High Yield
	Tax-Free Fund	Income Fund	Municipal Fund
From operations:

Net investment income	$4,388,617	$9,782,204	$49,587,339
Net realized gain (loss) from investment transactions	67,587	702,548	(1,445,939)
Net change in unrealized gain (loss) on investment and swap transactions	1,899,862	(421,784)	(17,619,703)

Net increase in net assets resulting from operations	6,356,066	10,062,968	30,521,697

Distributions to shareholders:

From net investment income
Class A Shares	(1,822,804)	(4,341,087)	(24,231,973)
Class B Shares	(71,241)	(502,690)	(1,768,112)
Class C Shares	(279,104)	(224,803)	(1,201,734)
Institutional Shares	(2,215,431)	(4,959,775)	(22,958,401)
Service Shares	(1,615)	(11,716)	—

From net realized gains on investment transactions
Class A Shares	—	—	(780,568)
Class B Shares	—	—	(78,729)
Class C Shares	—	—	(47,943)
Institutional Shares	—	—	(685,763)

Total distributions to shareholders	(4,390,195)	(10,040,071)	(51,753,223)

From share transactions:

Proceeds from sales of shares	288,453,790	210,861,384	711,855,437
Reinvestment of dividends and distributions	3,327,178	6,549,904	36,089,895
Cost of shares repurchased	(131,717,821)	(197,186,350)	(232,487,258)

Net increase in net assets resulting from share transactions	160,063,147	20,224,938	515,458,074

NET INCREASE	162,029,018	20,247,835	494,226,548

Net assets:

Beginning of year	93,270,037	198,974,238	633,684,782

End of year	$255,299,055	$219,222,073	$1,127,911,330

Accumulated undistributed (distributions in excess of) net investment income	$(15,382)	$1,518	$(383,650)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-FREE FUNDS

Notes to Financial Statements
October 31, 2003

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes the Goldman Sachs Short Duration Tax-Free Fund (Short Duration Tax-Free), the Goldman Sachs Municipal Income Fund (Municipal Income) and the Goldman Sachs High Yield Municipal Fund (High Yield Municipal), (collectively, “the Funds” or individually a “Fund”). Short Duration Tax-Free and Municipal Income are diversified portfolios offering five classes of shares — Class A, Class B, Class C, Institutional and Service. High Yield Municipal is a non-diversified portfolio offering four classes of shares — Class A, Class B, Class C and Institutional.
     Since the Funds may invest a large percentage of their total assets in obligations of issuers within the same state, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting that state.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost which approximates value.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued. Market premiums, original issue discounts and market discounts resulting from the purchase of long-term debt securities are amortized to interest income over the life of the security with a corresponding adjustment to the cost basis of the security.

     Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C. Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense. Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective Distribution and Service plans. Service Shares bear all expenses and fees related to their Service and Shareholder Administration Plans. Each class of shares of the Funds separately bears its respective class-specific Transfer Agency fees.

E. Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Interest rate swaps, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into those transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

 GOLDMAN SACHS TAX-FREE FUNDS

Notes to Financial Statements (continued)

October 31, 2003

3. AGREEMENTS

Goldman Sachs Funds Management, L.P. (“GSFM”), a subsidiary of The Goldman Sachs Group, Inc., was renamed Goldman Sachs Asset Management, L.P. (“GSAM”), effective at the end of April 2003 and assumed Goldman, Sachs & Co.’s (“Goldman Sachs”) investment advisory responsibilities under its Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Funds. The fees payable under the Agreement, and the personnel who manage the Funds, did not change as a result of GSAM’s assumption of responsibilities. Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, equal to an annual percentage rate of each Funds’ average daily net assets.
     For the year ended October 31, 2003, GSAM has voluntarily agreed to waive a portion of its Management Fee for the Short Duration Tax-Free and Municipal Income Funds, equal to an annual percentage rate of each Fund’s average daily net assets. GSAM may discontinue or modify these waivers in the future at its discretion.
     Additionally, GSAM has voluntarily agreed to limit “Other Expenses” (excluding Management fees, Distribution and Service fees, Transfer Agent fees, taxes, interest, brokerage, litigation, Service Share fees, indemnification, shareholder meeting and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund.
     For the year ended October 31, 2003, the Funds’ Management Fees, Management Fee waivers and expense limitations (rounded) as an annual percentage rate of average daily net assets is as follows:

	Management Fee
			Other
	Contractual	Waiver	Expense
Fund	Annual Rate	Annual Rate	Limit

Short Duration Tax-Free	0.40%	0.05%	0.00%

Municipal Income	0.55	0.05	0.00

High Yield Municipal	0.55	—	0.00

     Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. For the year ended October 31, 2003, Goldman Sachs advised the Funds that it retained approximately $441,400, $251,800, and $1,819,000 resulting from Class A sales loads in the Short Duration Tax-Free, Municipal Income and High Yield Municipal Funds, respectively, and did not retain any amounts from Class B and Class C Shares.
     The Trust, on behalf of each Fund, has adopted Distribution and Service Plans. Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Fund for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive under the plans a separate fee for personal and account maintenance services equal, on an annual basis, to 0.25% of the average daily net assets attributable to Class B and Class C Shares. For the year ended October 31, 2003, Goldman Sachs has voluntarily agreed to waive a portion of the Distribution and Service fees equal to 0.15% of the average daily net assets attributable to the Class B Shares of Short Duration Tax-Free. Goldman Sachs may discontinue or modify this waiver in the future at its discretion.
     Goldman Sachs also serves as Transfer Agent of the Funds for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.

GOLDMAN SACHS TAX-FREE FUNDS

3. AGREEMENTS (continued)
     The Trust, on behalf of each Fund, has adopted a Service Plan and Shareholder Administration Plan. These Plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to 0.25% and 0.25%, respectively, (on an annualized basis) of the average daily net asset value of the Service Shares.
     For the year ended October 31, 2003, the Funds’ adviser has voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. These expense reductions were as follows (in thousands):

	Waivers

		Class B	Other
		Distribution	Expense		Total Expense
Fund	Management	and Services	Reimbursement	Custody Credit	Reductions

Short Duration Tax-Free	$264	$9	$337	$20	$630

Municipal Income	114	—	307	2	423

High Yield Municipal	—	—	422	16	438

     At October 31, 2003, the amounts owed to affiliates were as follows (in thousands):

	Management	Distribution and	Transfer Agent
Fund	Fees	Service Fees	Fees	Total

Short Duration Tax-Free	$204	$75	$54	$333

Municipal Income	100	50	31	181

High Yield Municipal	869	261	187	1,317

4. PORTFOLIO SECURITIES TRANSACTIONS

Cost of purchases and proceeds of sales and maturities of long-term securities for the year ended October 31, 2003, were as follows (in thousands):

Fund	Purchases	Sales and Maturities

Short Duration Tax-Free	$607,187	$201,617

Municipal Income	123,215	120,338

High Yield Municipal	1,457,482	752,726

 GOLDMAN SACHS TAX-FREE FUNDS

Notes to Financial Statements (continued)
October 31, 2003

4. PORTFOLIO SECURITIES TRANSACTIONS (continued)

Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.
     With respect to periodic payment swaps only, the Funds record a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). With respect to swap payments only at maturity, interest paid or received, if any, is included in the valuation of the swaps and not recorded as interest income (or as an offset to interest income).
     Fluctuations in the value of swaps contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/ losses on swap contracts transactions. At October 31, 2003, the Short Duration Tax-Free Fund had outstanding swap contracts with the following terms:

				Rate Type

		Notional		Payments	Payments	Unrealized
		Amount	Termination	made by	received by	Appreciation
Swap Type	Swap Counterparty	(000s)	Date	the Fund	the Fund	(Depreciation)

Interest Rate	J.P. Morgan Chase & Co., Inc.	$30,000	05/24/2013	Weekly MUNI PSA* Floating	3.274%	$442,254
Interest Rate	Merill Lynch & Co.	$20,000	11/13/2013	3.64%	Weekly MUNI PSA* Floating	(106,943)

						$335,311

* BMA Municipal Swap Index Yield

5. LINE OF CREDIT FACILITY

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. During the year ended October 31, 2003, the Funds did not have any borrowings under this facility.

GOLDMAN SACHS TAX-FREE FUNDS

6. ADDITIONAL TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2003 was as follows:

	Short Duration	Municipal	High Yield
	Tax-Free	Income	Municipal

Distributions paid from:
Ordinary income	$710	$38,004	$89,713
Tax-exempt income	9,401,300	9,617,175	76,748,431

Total distributions	$9,402,010	$9,655,179	$76,838,144

The tax character of distributions paid during the fiscal year ended October 31, 2002 was as follows:

	Short Duration	Municipal	High Yield
	Tax-Free	Income	Municipal

Distributions paid from:
Ordinary income	$—	$—	$1,641,951
Tax-exempt income	4,390,195	10,040,071	50,104,619
Net long-term capital gains	—	—	6,653

Total distributions	$4,390,195	$10,040,071	$51,753,223

As of October 31, 2003, the components of accumulated earnings (losses) on a tax basis were as follows:

	Short Duration	Municipal	High Yield
	Tax-Free	Income	Municipal

Undistributed tax-exempt income — net	$228,282	$196,192	$1,287,610
Capital loss carryforward	(2,041,070)	(5,786,169)	(13,066,247)
Timing differences	(129,969)	(232,984)	(2,110,043)
Unrealized gains — net	4,881,499	13,759,177	54,363,399

Total accumulated earnings — net	$2,938,742	$7,936,216	$40,474,719
Capital loss carryforward years of expiration	2007-2008	2007-2011	2010-2011

At October 31, 2003, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

	Short Duration	Municipal	High Yield
	Tax-Free	Income	Municipal

Tax Cost	$657,622,712	$228,679,814	$1,859,874,440

Gross unrealized gain	56,033,046	15,006,214	68,768,019
Gross unrealized loss	(51,486,858)	(1,247,039)	(14,404,620)

Net unrealized security gain (loss)	$4,546,188	$13,759,175	$54,363,399

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales.

 GOLDMAN SACHS TAX-FREE FUNDS

Notes to Financial Statements (continued)
October 31, 2003

7. CERTAIN RECLASSIFICATIONS

In order to present the capital accounts on a tax basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds. Reclassifications result primarily from the difference in the tax treatment of net operating losses, expiration of capital loss carryforwards and tax treatment of certain bonds.

		Accumulated
		Undistributed
		(distributions
	Accumulated	in excess of)
	Net Realized	Net Investment
Fund	Gain (Loss)	Income

Short Duration Tax-Free	$(163)	$163

Municipal Income	(44,220)	44,220

High Yield Municipal	77,304	(77,304)

GOLDMAN SACHS TAX-FREE FUNDS

8. SUMMARY OF SHARE TRANSACTIONS

Share activity for the year ended October 31, 2003, is as follows:

	Short Duration Tax-Free Fund		Municipal Income Fund		High Yield Municipal Fund

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	15,875,261	$165,708,999	14,113,234	$216,596,027	41,747,390	$438,117,994
Reinvestment of dividends and distributions	226,152	2,358,905	308,453	4,747,050	2,542,428	26,644,412
Shares repurchased	(7,976,053)	(83,235,473)	(11,773,462)	(180,833,422)	(16,909,430)	(176,781,670)

	8,125,360	84,832,431	2,648,225	40,509,655	27,380,388	287,980,736

Class B Shares
Shares sold	298,138	3,105,273	181,918	2,797,922	773,596	8,120,649
Reinvestment of dividends and distributions	4,402	45,866	20,678	318,195	76,968	806,270
Shares repurchased	(170,175)	(1,775,749)	(324,968)	(4,985,403)	(479,844)	(5,019,770)

	132,365	1,375,390	(122,372)	(1,869,286)	370,720	3,907,149

Class C Shares
Shares sold	1,894,478	19,736,212	332,586	5,117,172	1,307,408	13,733,105
Reinvestment of dividends and distributions	11,424	119,070	8,985	138,314	71,951	753,726
Shares repurchased	(1,726,033)	(17,991,678)	(444,381)	(6,863,038)	(536,283)	(5,608,052)

	179,869	1,863,604	(102,810)	(1,607,552)	843,076	8,878,779

Institutional Shares
Shares sold	52,979,029	524,402,895	2,951,502	45,487,226	57,477,685	604,473,863
Reinvestment of dividends and distributions	501,200	5,225,662	81,736	1,257,845	2,488,472	26,095,413
Shares repurchased	(21,431,824)	(194,006,330)	(4,305,509)	(66,151,323)	(17,836,763)	(186,083,785)

	32,048,405	335,622,227	(1,272,271)	(19,406,252)	42,129,394	444,485,491

Service Shares
Shares sold	43,620	455,000	7,219	110,000	—	—
Reinvestment of dividends and distributions	114	1,190	5	81	—	—
Shares repurchased	(43,632)	(451,593)	(6,472)	(99,840)	—	—

	102	4,597	752	10,241	—	—

NET INCREASE	40,486,101	$423,698,249	1,151,524	$17,636,806	70,723,578	$745,252,155

 GOLDMAN SACHS TAX-FREE FUNDS

Notes to Financial Statements (continued)

October 31, 2003

8. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended October 31, 2002, is as follows:

	Short Duration Tax-Free Fund		Municipal Income Fund		High Yield Municipal Fund

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	10,879,885	$111,843,970	8,722,742	$132,754,068	34,830,859	$365,247,684
Reinvestment of dividends and distributions	131,053	1,349,463	221,232	3,367,151	1,701,715	17,795,423
Shares repurchased	(3,324,491)	(34,109,887)	(6,423,252)	(97,976,314)	(8,591,679)	(89,838,518)

	7,686,447	79,083,546	2,520,722	38,144,905	27,940,895	293,204,589

Class B Shares
Shares sold	352,039	3,620,459	485,816	7,406,128	1,245,585	13,043,228
Reinvestment of dividends and distributions	4,696	48,198	17,595	267,678	68,447	715,778
Shares repurchased	(95,402)	(977,173)	(175,145)	(2,663,979)	(469,294)	(4,920,076)

	261,333	2,691,484	328,266	5,009,827	844,738	8,838,930

Class C Shares
Shares sold	3,785,184	38,850,788	232,234	3,527,575	1,344,768	14,085,843
Reinvestment of dividends and distributions	10,470	107,838	9,469	144,044	56,024	585,727
Shares repurchased	(1,473,349)	(15,130,681)	(185,283)	(2,809,963)	(358,106)	(3,748,734)

	2,322,305	23,827,945	56,420	861,656	1,042,686	10,922,836

Institutional Shares
Shares sold	13,027,870	134,108,573	4,413,319	66,887,294	30,519,447	319,478,682
Reinvestment of dividends and distributions	177,209	1,820,065	182,917	2,770,441	1,624,310	16,992,967
Shares repurchased	(7,925,157)	(81,498,784)	(6,170,751)	(93,650,017)	(12,845,052)	(133,979,930)

	5,279,922	54,429,854	(1,574,515)	(23,992,282)	19,298,705	202,491,719

Service Shares
Shares sold	2,956	30,000	18,835	286,319	—	—
Reinvestment of dividends and distributions	157	1,614	38	590	—	—
Shares repurchased	(126)	(1,296)	(5,687)	(86,077)	—	—

	2,987	30,318	13,186	200,832	—	—

NET INCREASE	15,552,994	$160,063,147	1,344,079	$20,224,938	49,127,024	$515,458,074

GOLDMAN SACHS TAX-FREE FUNDS

Goldman Sachs Trust — Tax-Free Funds Tax Information (Unaudited)

During the year ended October 31, 2003, 100%, 99.61%, and 99.89% of the distributions from net investment income paid by the Goldman Sachs Short Duration Tax-Free Fund, the Goldman Sachs Municipal Income Fund, and the Goldman Sachs High Yield Municipal Fund, respectively, were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value,	Net		Net realized	Total from	From net	of net
	beginning	investment		and unrealized	investment	investment	investment	Total
	of period	income		gain (loss)	operations	income	income	distributions

FOR THE YEARS ENDED OCTOBER 31,

2003 - Class A Shares	$10.36	$0.17	(c)	$0.10	$0.27	$(0.18)	$—	$(0.18)
2003 - Class B Shares	10.35	0.11	(c)	0.10	0.21	(0.12)	—	(0.12)
2003 - Class C Shares	10.36	0.10	(c)	0.09	0.19	(0.10)	—	(0.10)
2003 - Institutional Shares	10.36	0.21	(c)	0.09	0.30	(0.22)	—	(0.22)
2003 - Service Shares	10.34	0.15	(c)	0.12	0.27	(0.17)	—	(0.17)

2002 - Class A Shares	10.26	0.26	(c)(d)	0.12 (d)	0.38	(0.28)	—	(0.28)
2002 - Class B Shares	10.25	0.21	(c)(d)	0.10 (d)	0.31	(0.21)	—	(0.21)
2002 - Class C Shares	10.26	0.18	(c)(d)	0.12 (d)	0.30	(0.20)	—	(0.20)
2002 - Institutional Shares	10.25	0.31	(c)(d)	0.12 (d)	0.43	(0.32)	—	(0.32)
2002 - Service Shares	10.24	0.26	(c)(d)	0.10 (d)	0.36	(0.26)	—	(0.26)

2001 - Class A Shares	9.94	0.38	(c)	0.33	0.71	(0.39)	—	(0.39)
2001 - Class B Shares	9.94	0.32	(c)	0.32	0.64	(0.33)	—	(0.33)
2001 - Class C Shares	9.94	0.29	(c)	0.34	0.63	(0.31)	—	(0.31)
2001 - Institutional Shares	9.94	0.42	(c)	0.32	0.74	(0.43)	—	(0.43)
2001 - Service Shares	9.92	0.38	(c)	0.32	0.70	(0.38)	—	(0.38)

2000 - Class A Shares	9.93	0.39	(c)	(0.01)	0.38	(0.37)	—	(0.37)
2000 - Class B Shares	9.93	0.33	(c)	(0.01)	0.32	(0.31)	—	(0.31)
2000 - Class C Shares	9.93	0.32	(c)	(0.01)	0.31	(0.30)	—	(0.30)
2000 - Institutional Shares	9.93	0.43	(c)	(0.01)	0.42	(0.41)	—	(0.41)
2000 - Service Shares	9.92	0.38	(c)	(0.02)	0.36	(0.36)	—	(0.36)

1999 - Class A Shares	10.19	0.34		(0.24)	0.10	(0.34)	(0.02)	(0.36)
1999 - Class B Shares	10.18	0.28		(0.23)	0.05	(0.28)	(0.02)	(0.30)
1999 - Class C Shares	10.18	0.26		(0.22)	0.04	(0.26)	(0.03)	(0.29)
1999 - Institutional Shares	10.18	0.38		(0.23)	0.15	(0.39)	(0.01)	(0.40)
1999 - Administration Shares(e)	10.18	0.26	(c)	(0.12)	0.14	(0.27)	—	(0.27)
1999 - Service Shares	10.18	0.33	(c)	(0.24)	0.09	(0.33)	(0.02)	(0.35)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 per share to net investment income and net realized and unrealized gains and losses, and an impact to the ratio of net investment income to average net assets with and without expense reductions by less than 0.01%. Per share amounts, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(e)	Administration Class shares were liquidated on July 20, 1999. Ending net asset value shown as of July 20, 1999.

54     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

						Ratios assuming no
						expense reductions

				Ratio of net			Ratio of net
		Net assets	Ratio of net	investment		Ratio of	investment
Net asset		at end of	expenses to	income to		expenses	income to		Portfolio
value, end	Total	period	average net	average net		to average	average net		turnover
of period	return(a)	(in 000s)	assets	assets		net assets	assets		rate

$10.45	2.62%	$204,838	0.80%	1.66%		0.92%	1.54%		43%
10.44	2.01	6,536	1.40	1.09		1.67	0.82		43
10.45	1.86	30,057	1.55	0.94		1.67	0.82		43
10.44	2.93	438,884	0.40	1.99		0.52	1.87		43
10.44	2.62	74	0.90	1.45		1.02	1.33		43

10.36	3.72	118,906	0.79	2.57	(d)	1.02	2.34	(d)	31
10.35	3.10	5,111	1.39	2.01	(d)	1.77	1.63	(d)	31
10.36	2.94	27,937	1.54	1.80	(d)	1.77	1.57	(d)	31
10.36	4.23	103,273	0.39	3.00	(d)	0.62	2.77	(d)	31
10.34	3.62	72	0.89	2.53	(d)	1.12	2.30	(d)	31

10.26	7.27	38,891	0.79	3.73		1.25	3.27		69
10.25	6.53	2,382	1.39	3.22		2.00	2.61		69
10.26	6.48	3,842	1.54	2.94		2.00	2.48		69
10.25	7.60	48,114	0.39	4.19		0.85	3.73		69
10.24	7.18	41	0.89	3.75		1.35	3.29		69

9.94	3.93	19,451	0.79	3.95		1.19	3.55		66
9.94	3.31	2,026	1.39	3.36		1.94	2.81		66
9.94	3.15	1,581	1.54	3.19		1.94	2.79		66
9.94	4.34	40,301	0.39	4.36		0.79	3.96		66
9.92	3.72	44	0.89	3.86		1.29	3.46		66

9.93	1.00	22,903	0.79	3.37		1.06	3.10		147
9.93	0.49	2,000	1.39	2.80		1.81	2.38		147
9.93	0.34	2,070	1.54	2.62		1.81	2.35		147
9.93	1.50	77,522	0.39	3.79		0.66	3.52		147
10.05 (e)	1.37	—	0.64 (b)	3.56	(b)	0.91 (b)	3.29	(b)	147
9.92	0.89	173	0.89	3.23		1.16	2.96		147

 GOLDMAN SACHS MUNICIPAL INCOME FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations					Distributions to shareholders

	Net asset							In excess
	value,	Net		Net realized		Total from	From net	of net	From net
	beginning	investment		and unrealized		investment	investment	investment	realized	Total
	of year	income		gain (loss)		operations	income	income	gain	distributions

FOR THE YEARS ENDED OCTOBER 31,

2003 - Class A Shares	$15.29	$0.64	(b)	$0.13		$0.77	$(0.65)	$—	$—	$(0.65)
2003 - Class B Shares	15.29	0.53	(b)	0.12		0.65	(0.53)	—	—	(0.53)
2003 - Class C Shares	15.30	0.53	(b)	0.11		0.64	(0.53)	—	—	(0.53)
2003 - Institutional Shares	15.29	0.71	(b)	0.11		0.82	(0.71)	—	—	(0.71)
2003 - Service Shares	15.37	0.63	(b)	0.12		0.75	(0.63)	—	—	(0.63)

2002 - Class A Shares	15.32	0.65	(b)(c)	(0.01	)(c)	0.64	(0.67)	—	—	(0.67)
2002 - Class B Shares	15.32	0.54	(b)(c)	(0.01	)(c)	0.53	(0.56)	—	—	(0.56)
2002 - Class C Shares	15.33	0.54	(b)(c)	(0.01	)(c)	0.53	(0.56)	—	—	(0.56)
2002 - Institutional Shares	15.32	0.71	(b)(c)	(0.01	)(c)	0.70	(0.73)	—	—	(0.73)
2002 - Service Shares	15.39	0.64	(b)(c)	—	(c)(d)	0.64	(0.66)	—	—	(0.66)

2001 - Class A Shares	14.48	0.67	(b)	0.82		1.49	(0.65)	—	—	(0.65)
2001 - Class B Shares	14.49	0.56	(b)	0.81		1.37	(0.54)	—	—	(0.54)
2001 - Class C Shares	14.50	0.56	(b)	0.81		1.37	(0.54)	—	—	(0.54)
2001 - Institutional Shares	14.48	0.73	(b)	0.82		1.55	(0.71)	—	—	(0.71)
2001 - Service Shares	14.53	0.61	(b)	0.88		1.49	(0.63)	—	—	(0.63)

2000 - Class A Shares	14.07	0.67	(b)	0.41		1.08	(0.67)	—	—	(0.67)
2000 - Class B Shares	14.08	0.57	(b)	0.40		0.97	(0.56)	—	—	(0.56)
2000 - Class C Shares	14.08	0.57	(b)	0.41		0.98	(0.56)	—	—	(0.56)
2000 - Institutional Shares	14.07	0.72	(b)	0.42		1.14	(0.73)	—	—	(0.73)
2000 - Service Shares	14.09	0.68	(b)	0.42		1.10	(0.66)	—	—	(0.66)

1999 - Class A Shares	15.47	0.63		(1.29)		(0.66)	(0.65)	—	(0.09)	(0.74)
1999 - Class B Shares	15.47	0.51		(1.28)		(0.77)	(0.52)	(0.01)	(0.09)	(0.62)
1999 - Class C Shares	15.47	0.51		(1.28)		(0.77)	(0.51)	(0.02)	(0.09)	(0.62)
1999 - Institutional Shares	15.47	0.70		(1.30)		(0.60)	(0.70)	(0.01)	(0.09)	(0.80)
1999 - Service Shares	15.48	0.65		(1.32)		(0.67)	(0.63)	—	(0.09)	(0.72)

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 per share to net investment income and net realized and unrealized gains and losses, and an impact to the ratio of net investment income to average net assets with and without expense reductions by less than 0.01%. Per share amounts, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d)	Less than $0.005 per share.

56     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

						Ratios assuming no expense
						reductions

				Ratio of net			Ratio of net
		Net assets	Ratio of	investment		Ratio of	investment
Net asset		at end of	net expenses	income		expenses	income		Portfolio
value, end	Total	period	to average	to average		to average	to average		turnover
of period	return(a)	(in 000s)	net assets	net assets		net assets	net assets		rate

$15.41	5.10%	$160,856	0.95%	4.17%		1.13%	3.99%		54%
15.41	4.32	15,143	1.70	3.44		1.88	3.26		54
15.41	4.25	4,615	1.70	3.45		1.88	3.27		54
15.40	5.45	57,696	0.55	4.58		0.73	4.40		54
15.49	4.97	283	1.05	4.11		1.23	3.93		54

15.29	4.30	119,161	0.94	4.27	(c)	1.11	4.10	(c)	39
15.29	3.52	16,903	1.69	3.53	(c)	1.86	3.36	(c)	39
15.30	3.52	6,155	1.69	3.54	(c)	1.86	3.37	(c)	39
15.29	4.71	76,733	0.54	4.69	(c)	0.71	4.52	(c)	39
15.37	4.24	270	1.04	4.21	(c)	1.21	4.04	(c)	39

15.32	10.48	80,735	0.94	4.47		1.18	4.23		22
15.32	9.57	11,902	1.69	3.72		1.93	3.48		22
15.33	9.64	5,300	1.69	3.72		1.93	3.48		22
15.32	10.91	100,970	0.54	4.86		0.78	4.62		22
15.39	10.48	67	1.04	4.30		1.28	4.06		22

14.48	7.87	67,315	0.94	4.74		1.28	4.40		67
14.49	7.07	8,776	1.69	3.99		2.03	3.65		67
14.50	7.07	3,292	1.69	3.99		2.03	3.65		67
14.48	8.30	56,376	0.54	5.10		0.88	4.76		67
14.53	7.98	1	1.04	4.82		1.38	4.48		67

14.07	(4.46)	90,443	0.94	4.15		1.14	3.95		70
14.08	(5.10)	9,334	1.69	3.40		1.89	3.20		70
14.08	(5.10)	4,379	1.69	3.40		1.89	3.20		70
14.07	(4.07)	16,197	0.54	4.58		0.74	4.38		70
14.09	(4.49)	2	1.04	4.35		1.24	4.15		70

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from					Distributions to
		investment operations					shareholders
	Net asset
	value, at	Net		Net realized		Total from	From net	From net
	beginning	investment		and unrealized		investment	investment	realized	Total
	of period	income(c)		gain (loss)		operations	income	gains	distributions
FOR THE YEARS ENDED OCTOBER 31,

2003 - Class A Shares	$10.34	$0.54		$0.33		$0.87	$(0.55)	—	$(0.55)
2003 - Class B Shares	10.34	0.47		0.32		0.79	(0.47)	—	(0.47)
2003 - Class C Shares	10.34	0.47		0.32		0.79	(0.47)	—	(0.47)
2003 - Institutional Shares	10.34	0.59		0.32		0.91	(0.59)	—	(0.59)

2002 - Class A Shares	10.57	0.57	(d)	(0.19	)(d)	0.38	(0.58)	(0.03)	(0.61)
2002 - Class B Shares	10.57	0.49	(d)	(0.19	)(d)	0.30	(0.50)	(0.03)	(0.53)
2002 - Class C Shares	10.57	0.49	(d)	(0.19	)(d)	0.30	(0.50)	(0.03)	(0.53)
2002 - Institutional Shares	10.57	0.61	(d)	(0.19	)(d)	0.42	(0.62)	(0.03)	(0.65)

2001 - Class A Shares	10.18	0.59		0.41		1.00	(0.61)	—	(0.61)
2001 - Class B Shares	10.18	0.51		0.41		0.92	(0.53)	—	(0.53)
2001 - Class C Shares	10.18	0.52		0.40		0.92	(0.53)	—	(0.53)
2001 - Institutional Shares	10.18	0.64		0.40		1.04	(0.65)	—	(0.65)
FOR THE PERIOD ENDED OCTOBER 31,

2000 - Class A Shares (commenced April 3, 2000)	10.00	0.33		0.17		0.50	(0.32)	—	(0.32)
2000 - Class B Shares (commenced April 3, 2000)	10.00	0.29		0.17		0.46	(0.28)	—	(0.28)
2000 - Class C Shares (commenced April 3, 2000)	10.00	0.29		0.17		0.46	(0.28)	—	(0.28)
2000 - Institutional Shares (commenced April 3, 2000)	10.00	0.36		0.16		0.52	(0.34)	—	(0.34)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 per share to net investment income and net realized and unrealized gains and losses, and a decrease to the ratio of net investment income to average net assets with and without expense reductions by 0.04%. Per share amounts, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

58     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

						Ratios assuming no
						expense reductions

			Ratio of	Ratio of				Ratio of
		Net assets	net	net investment		Ratio of		net investment
Net asset		at end of	expenses	income		expenses		income		Portfolio
value, end	Total	period	to average	to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets	net assets		net assets		net assets		rate

$10.66	8.59%	$895,711	1.00%	5.21%		1.03%		5.18%		54%
10.66	7.78	45,620	1.75	4.50		1.78		4.47		54
10.66	7.78	40,624	1.75	4.48		1.78		4.45		54
10.66	9.02	934,382	0.60	5.64		0.63		5.61		54

10.34	3.66	585,882	0.99	5.41	(d)	1.04		5.36	(d)	52
10.34	2.88	40,428	1.74	4.70	(d)	1.79		4.65	(d)	52
10.34	2.88	30,696	1.74	4.68	(d)	1.79		4.63	(d)	52
10.34	4.07	470,905	0.59	5.84	(d)	0.64		5.79	(d)	52

10.57	10.05	303,622	0.99	5.68		1.08		5.59		61
10.57	9.23	32,403	1.74	4.91		1.83		4.82		61
10.57	9.23	20,359	1.74	4.94		1.83		4.85		61
10.57	10.48	277,301	0.59	6.09		0.68		6.00		61

10.18	5.06	121,702	0.99 (b)	5.71	(b)	1.27	(b)	5.43	(b)	52
10.18	4.60	10,039	1.74 (b)	4.99	(b)	2.02	(b)	4.71	(b)	52
10.18	4.60	10,213	1.74 (b)	4.95	(b)	2.02	(b)	4.67	(b)	52
10.18	5.30	128,997	0.59 (b)	6.14	(b)	0.87	(b)	5.86	(b)	52

 GOLDMAN SACHS TAX-FREE FUNDS

Report of Ernst & Young LLP,
Independent Auditors

To the Shareholders and Board of Trustees
Goldman Sachs Trust

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Municipal Fund (three of the funds comprising the Goldman Sachs Trust) (the “Funds”) as of October 31, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four periods in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 1999 were audited by other auditors whose report, dated December 10, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights, audited by us, referred to above present fairly, in all material respects, the financial position of Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Municipal Fund at October 31, 2003, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States.

New York, New York

December 18, 2003

Trustees and Officers (Unaudited)

Independent Trustees

				Number of
		Term of		Portfolios in
		Office and		Fund
		Length of		Complex
	Position(s) Held	Time	Principal Occupation(s)	Overseen by
Name, Address and Age[1]	with the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Other Directorships Held by Trustee[5]

Ashok N. Bakhru Age: 61	Chairman & Trustee	Since 1991	President, ABN Associates (July 1994- March 1996 and November 1998-Present); Executive Vice President – Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996- November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-Present); Member of Cornell University Council (1992-Present); Trustee of the Walnut Street Theater (1992- Present); Trustee, Scholarship America (1998-Present); Director, Private Equity Investors – III and IV (November 1998- Present), and Equity- Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-Present).	62	None

			Chairman of the Board and Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

John P. Coblentz, Jr. Age: 62	Trustee	Since 2003	Partner Deloitte & Touche, LLP (June 1975-May 2003), Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).	62	None

Patrick T. Harker Age: 45	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-Present); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999- Present); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997- August 2000).	62	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Mary P. McPherson Age: 68	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (October 1997-Present); Director, Smith College (1998-Present); Director, Josiah Macy, Jr. Foundation (health educational programs) (1977-Present); Director, Philadelphia Contributionship (insurance) (1985- Present); Director Emeritus, Amherst College (1986-1998); Director, The Spencer Foundation (educational research) (1993-February 2003); member of PNC Advisory Board (banking) (1993-1998); and Director, American School of Classical Studies in Athens (1997- Present).	62	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

				Number of
		Term of		Portfolios in
		Office and		Fund
		Length of		Complex
	Position(s) Held	Time	Principal Occupation(s)	Overseen by
Name, Address and Age[1]	with the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Other Directorships Held by Trustee[5]

Wilma J. Smelcer Age: 54	Trustee	Since 2001	Chairman, Bank of America, Illinois (banking) (1998-January 2001); and Governor, Board of Governors, Chicago Stock Exchange (national securities exchange) (April 2001- Present).	62	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Richard P. Strubel Age: 64	Trustee	Since 1987	President, COO and Director Unext, Inc. (provider of educational services via the internet) (1999-Present); Director, Cantilever Technologies, Inc. (a private software company) (1999- Present); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999).	62	Gildan Activewear Inc. (an activewear clothing marketing and manufacturing company); Unext, Inc. (provider of educational services via the internet); Northern Mutual Fund Complex (53 Portfolios).

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Interested Trustees
*Gary D. Black Age: 43	Trustee	Since 2002	Managing Director, Goldman Sachs (June 2001-Present); Executive Vice President, AllianceBernstein (investment adviser) (October 2000-June 2001); Managing Director, Global Institutional Investment Management, Sanford Bernstein (investment adviser) (January 1999- October 2000); and Senior Research Analyst Sanford Bernstein (investment adviser) (February 1992-December 1998).	62	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

*James A. McNamara Age: 41	Trustee & Vice President	Since 2002	Managing Director, Goldman Sachs (December 1998- Present); Director of Institutional Fund Sales, GSAM (April 1998- December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).	62	None

		Since 2001	Vice President – Goldman Sachs Mutual Fund Complex (registered investment companies).

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

*Alan A. Shuch Age: 53	Trustee	Since 1990	Advisory Director – GSAM (May 1999- Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999).	62	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Number of
		Term of		Portfolios in
		Office and		Fund
		Length of		Complex
	Position(s) Held	Time	Principal Occupation(s)	Overseen by
Name, Address and Age[1]	with the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Other Directorships Held by Trustee[5]

*Kaysie P. Uniacke Age: 42	Trustee & President	Since 2001	Managing Director, GSAM (1997-Present).	62	None

Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

		Since 2002	President – Goldman Sachs Mutual Fund Complex (2002-Present) (registered investment companies).

Assistant Secretary – Goldman Sachs Mutual Fund Complex (1997- 2002) (registered investment companies).

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Howard B. Surloff.

[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.

[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the date the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.

[4]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of August 31, 2003, the Trust consisted of 56 portfolios, including the Funds described in this Annual Report, and Goldman Sachs Variable Insurance Trust consisted of 6 portfolios.

[5]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

Officers of the Trust*

Term of
Office and
	Position(s) Held	Length of
Name, Age And Address	With the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

Kaysie P. Uniacke 32 Old Slip New York, NY 10005 Age: 42	President & Trustee	Since 2002 Since 2001	Managing Director, GSAM (1997-Present).

Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

President – Goldman Sachs Mutual Fund Complex (registered investment companies).

Assistant Secretary – Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 38	Treasurer	Since 1997	Managing Director, Goldman Sachs (December 2003-Present). Treasurer – Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. Fitzpatrick 4900 Sears Tower Chicago, IL 60606 Age: 43	Vice President	Since 1997	Managing Director, Goldman Sachs (October 1999-Present); and Vice President of GSAM (April 1997-December 1999). Vice President – Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. McNamara 32 Old Slip New York, NY 10005 Age: 41	Vice President & Trustee	Since 2001	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998- December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

		Since 2002	Vice President – Goldman Sachs Mutual Fund Complex (registered investment companies).

Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Howard B. Surloff One New York Plaza 37th Floor New York, NY 10004 Age: 38	Secretary	Since 2001	Managing Director, Goldman Sachs (November 2002-Present); Associate General Counsel, Goldman Sachs and General Counsel to the U.S. Funds Group (December 1997-Present).

Secretary – Goldman Sachs Mutual Fund Complex (registered investment companies) (2001-Present) and Assistant Secretary prior thereto.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

FUNDS PROFILE

Goldman Sachs Funds

THE GOLDMAN SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results
- Global Resources and Global Research
- Team Approach
- Disciplined Processes

Innovative, Value-Added Investment Products
- Thoughtful Solutions
- Risk Management

Outstanding Client Service
- Dedicated Service Teams
- Excellence and Integrity

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

INTERNATIONAL EQUITY
Higher Risk/Return
DOMESTIC EQUITY
ASSET ALLOCATION PORTFOLIOS
SPECIALTY
FIXED INCOME
MONEY MARKET
Lower Risk/Return

International Equity Funds
- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE℠ International Equity Fund

Domestic Equity Funds
- Small Cap Value Fund
- CORE℠ Small Cap Equity Fund
- Mid Cap Value Fund
- Concentrated Growth Fund
- Growth Opportunities Fund
- Research Select Fund℠
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE℠ Large Cap Growth Fund
- CORE℠ Large Cap Value Fund
- CORE℠ U.S. Equity Fund

Specialty Funds
- Internet Tollkeeper Fund℠
- CORE℠ Tax-Managed Equity Fund
- Real Estate Securities Fund

Asset Allocation Funds
- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds
- High Yield Fund
- High Yield Municipal Fund
- Global Income Fund
- Core Fixed Income Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Ultra-Short Duration Government Fund
- Enhanced Income Fund

Money Market Funds[1]

The Goldman Sachs Research Select Fund℠, Internet Tollkeeper Fund℠ and CORE℠ are service marks of Goldman, Sachs & Co.

F U N D S P
R O F I L E
Goldman Sachs Funds
Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.
Today, Goldman Sachs Asset Management, L.P. and other units of the Investment Management Division of Goldman Sachs serve a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $337.2 billion in assets under management as of THE GOLDMAN September 30, 2003 — our investment professionals bring firsthand knowledge of local SACHS ADVANTAGE markets to every investment decision, making us one of the few truly global asset managers.
Our goal is to deliver:
G O L D M A N S A C H S F U N D S
Strong, Consistent In building a globally diversified Investment Results portfolio, you can select from more than 50 Goldman Sachs Funds and gain access Global Resources and Global Research to investment opportunities across borders, investment styles, asset classes Team Approach and security capitalizations. Disciplined Processes
Innovative, Value-Added Investment Products
Thoughtful Solutions Risk Management
Outstanding Client Service Domestic Equity Funds Small Cap Value Fund Dedicated Service Asset Allocation Funds CORESM Small Cap Equity Fund Teams Balanced Fund Mid Cap Value Fund
Excellence and Asset Allocation Portfolios Concentrated Growth Fund Integrity International Equity Funds Growth Opportunities Fund Fixed Income Funds Asia Growth Fund Research Select FundSM High Yield Fund Emerging Markets Equity Fund Strategic Growth Fund High Yield Municipal Fund International Growth Capital Growth Fund Global Income Fund Opportunities Fund Large Cap Value Fund Core Fixed Income Fund Japanese Equity Fund Growth and Income Fund Municipal Income Fund European Equity Fund CORESM Large Cap Growth Fund Government Income Fund International Equity Fund CORESM Large Cap Value Fund Short Duration Tax-Free Fund CORESM International Equity Fund CORESM U.S. Equity Fund Short Duration Government Fund Ultra-Short Duration Government Specialty Funds Fund Internet Tollkeeper FundSM Enhanced Income Fund CORESM Tax-Managed Equity Fund Real Estate Securities Fund Money Market Funds1
1 An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Goldman Sachs Research Select FundSM, Internet Tollkeeper FundSM and CORESM are service marks of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005 T R U S T E E S O F F I C E R S Ashok N. Bakhru, Chairman Kaysie P. Uniacke, President
Gary D. Black James A. Fitzpatrick, Vice President John P.
Coblentz, Jr. James A. McNamara, Vice President Patrick T. Harker John M. Perlowski, Treasurer James A. McNamara Howard B. Surloff, Secretary Mary Patterson McPherson Alan A. Shuch Wilma J. Smelcer Richard P. Strubel Kaysie P. Uniacke
G O L D M A N , S AC H S & CO. G O L D M A N S AC H S A S S E T M A N AG E M E N T, L . P.
Distributor and Transfer Agent Investment Adviser
Visit our internet address: www.gs.com/funds
The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.
Under normal conditions, the Short Duration Tax-Free Fund will invest at least 80% of its net assets in tax-exempt securities. Although it does not expect to do so, the Fund may invest up to 20% of its net assets in private activity bonds that may subject certain investors to the federal alternative minimum tax. Investment income may be subject to state income taxes.
The Municipal Income Fund may include securities whose income may be subject to the federal alternative minimum tax and state income taxes.
Income from the High Yield Municipal Fund may be subject to state and local income taxes and the alternative minimum tax. Also, market discount over a de minimus threshold is subject to federal taxes. High yield, lower rated securities involve greater price volatility and present greater risks than higher rated fixed income securities. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.
Goldman, Sachs & Co. is the distributor of the Funds.
Copyright 2003 Goldman, Sachs & Co. All rights reserved. Date of first use: December 30, 2003 / 03-1950 FI/TFAR / 12.9K /12-03

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). The Code of Ethics is attached hereto as Exhibit 10(a)(1).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to annual reports for the year ended October 31, 2003.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to annual reports for the year ended October 31, 2003.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)(1)	Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers filed herewith.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
Chief Executive Officer
Goldman Sachs Trust

Date:	January 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
Chief Executive Officer
Goldman Sachs Trust

Date:	January 9, 2004

By:	/s/ John M. Perlowski

John M. Perlowski
Chief Financial Officer
Goldman Sachs Trust

Date:	January 9, 2004